Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information Abstract
Entity Registrant Name	TAT TECHNOLOGIES LTD
Entity Central Index Key	0000808439
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	8,798,570
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (TAT Technologies Ltd. [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAT Technologies Ltd. [Member]
CURRENT ASSETS:
Cash and cash equivalents	$ 16,581	$ 26,232	$ 27,037
Short-term bank deposits	10,048
Marketable securities at fair value		1,900
Short-term restricted deposits	2,307	954
Trade accounts receivable, net	20,930	20,621
Other accounts receivable and prepaid expenses	4,533	5,661
Amounts due from related parties	54	818
Inventories, net	33,031	31,303
Total current assets	87,484	87,489
INVESTMENT AND OTHER NON CURRENT ASSETS:
Long-term restricted deposits		2,300
Investment in an affiliated company	1,264	5,020
Funds in respect of employee rights upon retirement	3,318	2,859
Deferred income taxes	2,535	3,669
Total investment and other non current assets	7,117	13,848
PROPERTY, PLANT AND EQUIPMENT, NET	12,910	12,939
GOODWILL, NET		1,042	1,156
Total long-term assets	20,027	27,829
Total assets	107,511	115,318	121,427
CURRENT LIABILITIES:
Short term bank loan and current maturities of long-term loans	3,274	4,916
Trade accounts payable	5,373	5,073
Amounts due to related parties	112	165
Other accounts payable and accrued expenses	7,295	6,670
Total current liabilities	16,054	16,824
NON CURRENT LIABILITIES:
Long-term loans, net of current maturities	1,116	4,420
Other long-term liabilities		86
Liability in respect of employee rights upon retirement	3,815	3,414
Deferred income taxes	1,490	1,413
Total long-term liabilities	6,421	9,333
COMMITMENTS AND CONTINGENT LIABILITIES
Total liabilities	22,475	26,157
EQUITY:
Ordinary shares of NIS 0.9 par value : Authorized: 10,000,000 shares at December 31, 2012 and 2011; Issued: 9,073,043 shares at December 31, 2012 and 2011; Outstanding: 8,798,570 and 8,815,003 shares at December 31, 2012 and 2011, respectively	2,790	2,790
Additional paid-in capital	64,410	64,402
Treasury shares at cost - 274,473 and 258,040 shares, at December 31, 2012 and 2011, respectively	(2,088)	(2,018)
Accumulated other comprehensive loss	(897)	(1,036)
Retained earnings	18,018	22,232
Total TAT Technologies Ltd. shareholders' equity	82,233	86,370
Non controlling interest	2,803	2,791
Total equity	85,036	89,161	91,111
Total liabilities and equity	$ 107,511	$ 115,318

CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (TAT Technologies Ltd. [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
TAT Technologies Ltd. [Member]
Ordinary shares, par value per share	$ 0.9	$ 0.9
Ordinary shares, shares authorized	10,000,000	10,000,000
Ordinary shares, shares issued	9,073,043	9,073,043
Ordinary shares, shares outstanding	8,798,570	8,815,003
Treasury stock, shares	274,473	258,040

CONSOLIDATED STATEMENTS OF INCOME (LOSS) (TAT Technologies Ltd. [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAT Technologies Ltd. [Member]
Revenues:
Products	$ 46,270	$ 47,508	$ 38,954
Services	41,652	37,889	40,801
Total revenues	87,922	85,397	79,755
Cost of revenues:
Products	33,220	34,076	32,052
Services	33,362	32,143	29,136
Write down of inventory and impairment charges of long lived assets		5,763	3,500
Total cost of revenues	66,582	71,982	64,688
Gross profit	21,340	13,415	15,067
Operating expenses:
Research and development, net	1,152	786	651
Selling and marketing expenses	3,426	3,439	3,475
General and administrative expenses	11,487	10,949	12,832
Impairment of goodwill and other intangible assets	1,015		4,704
Other expense (income)	9	(169)
Total operating expenses	17,089	15,005	21,662
Operating income (loss)	4,251	(1,590)	(6,595)
Financial expenses, net	(181)	(380)	(111)
Other expenses			(200)
Gain from dilution of interests in affiliated company		240
Income (loss) before taxes on income	4,070	(1,730)	(6,906)
Taxes on income (tax benefit)	2,086	(316)	(4,153)
Net income (loss) after taxes on income	1,984	(1,414)	(2,753)
Share in results of affiliated company and impairment of share in affiliated company Modified	(3,756)	331	(4,510)
Net loss	(1,772)	(1,083)	(7,263)
Net loss (income) attributable to non controlling interest	58	53	(123)
Net loss attributable to TAT Technologies Ltd. shareholders	$ (1,714)	$ (1,030)	$ (7,386)
Loss per share
Basic and diluted net loss per share attributable to controlling interest	$ (0.19)	$ (0.12)	$ (0.84)
Weighted average number of shares - basic and diluted	8,808,075	8,815,003	8,815,003

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAT Technologies Ltd [Member]
Net loss	$ (1,772)	$ (1,083)	$ (7,263)
Other comprehensive income (loss):
Foreign currency translation	209	(819)	708
Unrealized gain (loss) on marketable securities, net of tax		(11)	11
Total other comprehensive income (loss)	209	(830)	719
Comprehensive loss	(1,563)	(1,913)	(6,544)
Comprehensive loss (income) attributable to non controlling interest	(12)	261	(312)
Comprehensive loss attributable to TAT Technologies' Ltd. shareholders	$ (1,575)	$ (1,651)	$ (6,856)

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (TAT Technologies Ltd. [Member], USD $) In Thousands, except Share data, unless otherwise specified	TAT Technologies Ltd. [Member] USD ($)	Share Capital [Member] TAT Technologies Ltd. [Member] USD ($)	Additional Paid-in Capital [Member] TAT Technologies Ltd. [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] TAT Technologies Ltd. [Member] USD ($)	Treasury Stock [Member] TAT Technologies Ltd. [Member] USD ($)	Retained Earnings [Member] TAT Technologies Ltd. [Member] USD ($)	Noncontrolling Interest [Member] TAT Technologies Ltd. [Member] USD ($)
Balance at Dec. 31, 2009	$ 97,606	$ 2,790	$ 64,390	$ (944)	$ (2,018)	$ 30,648	$ 2,740
Balance, shares at Dec. 31, 2009	9,073,043	9,073,043
Net loss	(7,263)					(7,386)	123
Other comprehensive income (loss):
Foreign currency translation	708			522			186
Adjustment on marketable securities	11			8			3
Comprehensive loss	(6,544)
Purchase of treasury shares, shares
Share based compensation expenses	49		49
Balance at Dec. 31, 2010	91,111	2,790	64,439	(414)	(2,018)	23,262	3,052
Balance, shares at Dec. 31, 2010	9,073,043	9,073,043
Net loss	(1,083)					(1,030)	(53)
Other comprehensive income (loss):
Foreign currency translation	(819)			(614)			(205)
Adjustment on marketable securities	(11)			(8)			(3)
Comprehensive loss	(1,913)
Purchase of treasury shares, shares
Share based compensation expenses	(37)		(37)
Balance at Dec. 31, 2011	89,161	2,790	64,402	(1,036)	(2,018)	22,232	2,791
Balance, shares at Dec. 31, 2011	9,073,043	9,073,043
Net loss	(1,772)					(1,714)	(58)
Other comprehensive income (loss):
Foreign currency translation	209			139			70
Adjustment on marketable securities
Comprehensive loss	(1,563)
Dividend distributed	(2,500)					(2,500)
Purchase of treasury shares	(70)				(70)
Share based compensation expenses	8		8
Balance at Dec. 31, 2012	$ 85,036	$ 2,790	$ 64,410	$ (897)	$ (2,088)	$ 18,018	$ 2,803
Balance, shares at Dec. 31, 2012	9,073,043	9,073,043

CONSOLIDATED STATEMENTS OF CASH FLOWS (TAT Technologies Ltd. [Member])(USD ($)) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,772)	$ (1,083)	$ (7,263)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	2,403	3,271	3,382
Exchange differentials of long-term loans	22	(13)	7
Write down of inventory		2,500	3,500
Impairment of goodwill, intangible assets and long lived assets	1,015	3,263	4,704
Loss (gain) on sale of property and equipment	9	(169)	149
Loss (gain) on sale and impairment loss on marketable securities		(9)	196
Loss (gain) from change in fair value of derivatives	(399)	372	(100)
Interest from short-term bank deposits and restricted deposits	(55)
Provision for doubtful accounts	258	31	259
Share in results of affiliated company and impairment of share in affiliated company	3,756	(331)	4,510
Gain from dilution of interests in affiliated company		(240)
Share based compensation expenses (income)	8	(37)	49
Liability in respect of employee rights upon retirement	379	28	248
Deferred income taxes, net	1,599	(868)	(2,973)
Changes in operating assets and liabilities:
Amounts due to (from) related parties, net	711	(674)	213
Increase in trade accounts receivable	(478)	(544)	(4,689)
Decrease (increase) in other accounts receivable and prepaid expenses	611	1,283	(993)
Increase in inventories, net	(1,673)	(1,959)	(1,643)
Increase (decrease) in trade accounts payable	287	(2,545)	1,775
Increase (decrease) in other accounts payable and accrued expenses	1,059	(1,580)	1,623
Increase (decrease) in other long-term liabilities	(2)	2	84
Net cash provided by operating activities	7,738	698	3,038
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of marketable securities	1,900	1,215	854
Purchase of marketable securities		(578)	(616)
Funds in respect of employee right upon retirement	(443)	(3)	(313)
Proceeds from sale of property and equipment	71	247	189
Purchase of intangible assets			(136)
Purchase of property and equipment	(2,394)	(3,305)	(2,950)
Investment in short-term deposit	(10,000)
Proceeds released from restricted deposits	954	2,172
Deposit of restricted deposits		(350)	(14)
Net cash used in investing activities	(9,912)	(602)	(2,986)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term loans	(1,060)	(3,374)	(1,551)
Proceeds from long-term loans received		673	1,185
Dividend paid	(2,500)
Repayments of short-term loans	(4,542)	(795)
Short-term credit received from a bank	627	2,646	1,724
Repurchase of treasury shares	(70)
Net cash provided by (used in) financing activities	(7,545)	(850)	1,358
Translation adjustment on cash and cash equivalents	68	(51)	59
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(9,651)	(805)	1,469
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	26,232	27,037	25,568
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	16,581	26,232	27,037
Supplemental disclosure of cash flow information:
Interest paid	(255)	(247)	(245)
Income taxes paid	(836)	(1,213)	(1,845)
Income taxes refunds	$ 978	$ 2,145	$ 2,480

GENERAL (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
GENERAL
NOTE 1 -	GENERAL

a.
TAT Technologies Ltd., ("TAT" or the "Company") an Israeli corporation, incorporated in 1985, is a leading provider of services and products to the commercial and military aerospace and ground defense industries. Together with its subsidiaries, 100% held, Limco-Piedmont Inc. ("Limco-Piedmont"), 70% held, Bental Industries Ltd. ("Bental") and 100% held, TAT Gal Inc. ("TAT Gal") hereinafter collectively referred to as the "Group", it is principally engaged in the following activities:

•	Design, development, manufacture and sale of a broad range of heat transfer equipment and solutions;
•	Remanufacture, overhaul and repair of heat transfer equipment;
•	Maintenance, repair and overhaul of auxiliary power units, landing gears and related components;
•	Design, development and manufacture of aviation and flow control accessories including fuel components, secondary power systems, and various instrumentation and electronic assemblies;
•	Design, development and manufacture of environmental control and cooling systems; and
•	Production and development of precision electric motion systems, mainly earmarked for the defense industries.

The products developed, repaired, and maintained by the Group are primarily used for airborne systems on commercial and military aircrafts as well as for defense ground systems. The principal markets of TAT are in Israel, Europe and the United States.

As of December 31, 2012, Limco-Piedmont holds 100% of Limco-Airepair Inc. ("Limco") and of Piedmont Aviation Component Services LLC. ("Piedmont") and also holds, through Piedmont, 29.64% in First Aviation Services Inc. ("FAvS"), a world-wide distributor of products and services to the aerospace industry and a one-stop-shop for maintenance, repair and overhaul services (for wheels, breaks, propellers and landing gear) for the General Aviation Industry.

b.	TAT's shares are listed on both the NASDAQ (TATT) and Tel-Aviv stock exchange.

c.	TAT Industries Ltd., an Israeli corporation whose shares are listed on the Tel-Aviv Stock Exchange ("TAT Industries") holds 43.71% of TAT's shares, as of December 31, 2012.

d.
On July 2, 2009, TAT Industries Audit Committee and Board of Directors approved an agreement with the controlling shareholder of TAT Industries, KMN Industries Ltd. (formerly: Isal Amlat Industries (1994) Ltd.) ("KMN Industries "), according to which KMN Industries is empowering TAT Industries, or anyone on its behalf, to attend and vote at any meeting of TAT shareholders, with its discretion, KMN Industries' shares of TAT. This agreement shall remain in effect as long as KMN Industries remains the controlling shareholder, as the term "control" is defined in the Israeli Securities Law, 1968. As of December 31, 2012, KMN Industries holds directly an additional 10.29% of TAT's shares.

e.
In October 2012, two lenders to TAT's controlling shareholders, KMN Industries and TAT Industries ("Controlling Shareholders"), filed separate petitions to the District court to enforce liens granted to such lenders by each of the Controlling Shareholders in certain collaterals including KMN Industries' holdings of an approximately 80% ownership interest in TAT Industries (which owns 43.71% of TAT) and KMN Industries' direct holdings in TAT (which represents 10.29% of TAT). On December 18, 2012, the District court appointed permanent receivers on behalf of the two lenders mentioned above for the purpose of jointly enforcing the liens granted to such lenders. If such liens are enforced, such collateral is subject to sale which would result in the sale of TAT's shares, currently owned by TAT Industries, and/or KMN Industries. On March 15, 2013, the receivers of TAT's shares mentioned above announced a tender to purchase such shares. Pursuant to the tender all proposals to acquire such shares must be submitted no later than April 18, 2013.

SIGNIFICANT ACCOUNTING POLICIES (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 -	SIGNIFICANT ACCOUNTING POLICIES

Accounting principles

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"), applied on a consistent basis, unless otherwise indicated below.

a.	Use of estimates in the preparation of financial statement

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclose the nature of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates.

As applicable to these financial statements, the most significant estimates and assumptions relate to: revenue recognition, recoverability of inventory, provision for doubtful accounts, fair value measurement of available for sale marketable securities, impairment of goodwill, intangible assets and long lived assets, impairment of investment in affiliated company, contingencies, provision for taxes and the realizability of deferred tax assets.

b.	Functional currency

The majority of the TAT's revenues are generated in U.S. dollars ("dollars") and a substantial portion of TAT's costs are incurred in dollars. In addition, a significant portion of the TAT's financings has been obtained in dollars. Accordingly, the dollar is the currency of the primary economic environment in which TAT operates and accordingly its functional and reporting currency is the dollar.

Limco's and Piedmont's ("U.S. subsidiaries") revenues are generated in dollars and its costs are incurred in dollars. In addition, the U.S. subsidiaries financing has been obtained in dollars. Accordingly, the dollar is the currency of the primary economic environment in which the U.S. subsidiaries operate and accordingly its functional and reporting currency is the dollar.

Monetary accounts maintained in currencies other than the dollar are re-measured using the representative foreign exchange rate at the balance sheet date. Operational accounts and non-monetary balance sheet accounts are measured and recorded at the rate in effect at the date of the transaction. The effects of foreign currency re-measurement are recorded in financial income (expenses), net.

Most of Bental's revenues are generated in New Israeli Shekel ("NIS") and a substantial portion of Bental's costs are incurred in NIS. In addition, Bental's financing has been obtained in NIS. Accordingly, the NIS is the currency of the primary economic environment in which Bental operates and accordingly its functional and reporting currency is the NIS. For Bental whose functional currency has been determined to be the NIS, assets and liabilities are translated at year-end exchange rates, and statement of operations items are translated at average exchange rates prevailing during the year. Resulting translation differences are recorded as a separate component of accumulated other comprehensive income (loss) in equity.

c.	Principles of consolidation

The consolidated financial statements include the accounts of TAT and its subsidiaries. In these financial statements, "subsidiaries" are companies over which TAT has over 50% voting control and the financial statements of which are consolidated with those of the Company.

Intercompany balances and transactions, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation. Non-controlling interests are included in equity.

d.	Cash and Cash equivalents

All highly liquid investments, which include short-term bank deposits and money market accounts, that are not restricted as to withdrawal or use, and short-term debentures, the period to maturity of which do not exceed three months at the time of investment, are considered to be cash equivalents.

e.	Restricted deposits

Restricted deposits primarily consist of cash deposits securing a guarantee provided by the Group to an affiliated company and securing a loan provided to the Company by a financial institution; see note 13(f)(2) and 13(f)(5) for additional information. Classification of restricted deposits as current or non current assets takes into consideration the expected release date.

f.	Marketable securities

Marketable securities consist of debt securities classified as available-for-sale and are recorded at fair value. The fair value of quoted securities is based on current market value. When securities do not have an active market, fair value is determined using a valuation model. This model is based on reference to other instruments with similar characteristics, or a discounted cash flow analysis, or other pricing models making use of market inputs and relying as little as possible on entity-specific inputs. Changes in fair value, net of taxes, are reflected in other comprehensive income (loss).

Realized gains and losses on sale of the securities are included in the consolidated statements of operations as financial income (expenses).

An other-than-temporary impairment has occurred if the Group does not expect to recover the entire amortized cost basis of the debt security. If the Group does not intend to sell the impaired debt security, and it is not more likely than not it will be required to sell the debt security before the recovery of its amortized cost basis, the amount of the other-than-temporary impairment recognized in earnings, recorded in financial expense, net, is limited to the portion attributed to credit loss. The remaining portion of the other-than-temporary impairment related to other factors is recognized in other comprehensive income (loss).

g.	Trade accounts receivable, net

The Group's accounts receivable balances are due from companies primarily in the airline and defense industries. Credit is extended based on evaluation of a customer's financial condition and generally, collateral is not required. Trade accounts receivable from sales of services and products are typically due from customers within 30 - 90 days. Trade accounts receivable balances are stated at amounts due from customers net of an allowance for doubtful accounts. Accounts outstanding longer than their original contractual payment terms are considered past due. The Group determines its allowance by considering a number of factors, including the length of time accounts receivable are past due, the Group's previous loss history from such customers, customer's current ability to pay its obligation to TAT and the condition of the general economy and the industry as a whole. The Group writes-off accounts receivable when they become uncollectible. Payments subsequently received on such receivables are credited to the allowance for doubtful accounts. The allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection.

h.	Inventories

Inventories are measured at the lower of cost or market.

Cost of inventories is determined as follows:

Raw materials and parts	-	On the basis of actual cost or standard cost.

Work in progress	-	On the basis of actual cost or standard cost which takes into account materials, labor and other direct and indirect manufacturing costs, or identifiable direct costs.

Finished goods	-	On the basis of actual cost or standard cost which takes into account materials, labor and other direct and indirect manufacturing costs, or identifiable direct costs.

Since the Group sells products and services related to airplane accessories (heat transfer equipment, defined in note 1, APU's, landing gears etc.) for airplanes that can be in service for 20 to 50 years, it must keep a supply of such products and parts on hand while the airplanes are in use. The Group writes down its inventory for estimated obsolescence and unmarketable inventory equal to the difference between the cost of inventory and estimated market value based upon assumptions for future demand and market conditions.

i.	Property, plant and equipment

Property, plant and equipment are stated at cost, after deduction of investment grants from Israel, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

years

Buildings	25
Machinery and equipment	4 - 10 (mainly 10)
Motor vehicles	6 - 7
Office furniture and equipment	3 - 17 (mainly 7)
Software	3

Leasehold improvements are included in buildings and amortized using the straight line method over the period of the lease contract, or the estimated useful life of the asset, whichever is shorter.

j.	Grants from Office of the Chief Scientist of Israel ("OCS"):

Grants received from the OCS for approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and included as a deduction from research and development expenses.  Due to the fact that the Company is defined as "Traditional Industry Company", under the OCS regulations, these grants are non-royalty bearing.

k.	Investment in Company Accounted for using the Equity Method

Investment in which the Group exercises significant influence and which is not considered a subsidiary ("affiliate") is accounted for using the equity method, whereby the Group recognizes its proportionate share of the affiliated company's net income or loss after the date of investment. Significant influence is presumed to exist when the Group holds between 20%-50% of an affiliated company's voting instruments.

The Group reviews this investment for impairment whenever events indicate the carrying amount may not be recoverable. See note 3(b).

l.	Goodwill

Goodwill reflects the excess of the consideration paid or transferred plus the fair value of any non-controlling interest in the acquired entity at the acquisition date over the fair values of the identifiable assets acquired and liabilities assumed.

Goodwill is not amortized, but rather tested for impairment by assessing the fair value of the Group's various reporting units, annually on September 30, or whenever events or circumstances present an indication of potential impairment.

Goodwill impairment testing is a two-step process. The first step involves comparing the fair value of a company's reporting units to their carrying amount. If the fair value of the reporting unit is determined to be greater than its carrying amount, there is no impairment. If the reporting unit's carrying amount is determined to be greater than the fair value, the second step must be completed to measure the amount of impairment, if any. Step two calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit from the fair value of the reporting unit as determined in step one. The implied fair value of the goodwill in this step is compared to the carrying value of goodwill. If the implied fair value of the goodwill is less than the carrying value of the goodwill, an impairment loss equivalent to the difference is recorded.

Determining the fair value of a reporting unit requires the exercise of judgment on the part of management and involves the use of estimates and assumptions, including with respect to: (i) future revenues and operating margins used in order to calculate projected future cash flows; (ii) discount rates reflecting the relevant risks associated with companies comparable to the applicable reporting unit; (iii) competitive and economic environments; and (iv) appropriate industry comparables. There are a number of generally accepted methods used for valuing a business. These methods may be used alone or in combination with one another. The 'income method' uses forecasted cash flows as a basis to value the business. An aggregate present value is calculated for future cash flows using a separately computed discount rate. The advantage of this method is that it facilitates an analysis of company-specific forecasted operating data and their impact upon the value of a business. The 'market-based' method identifies business entities with publicly traded securities whose business and financial risks are comparable to those of the business being valued. The pricing multiple of the companies selected are used to derive the market value of the business under analysis. This method has the advantage of objectivity since it is based upon external, publicly-available data.

During the year ended December 31, 2012, management concluded that the carrying value of goodwill of the OEM of Electric Motion Systems reporting unit, exceeded its implied fair value and, accordingly, recorded an impairment charge in the amount of $1,015 (which was the entire balance of goodwill included in this reporting unit). See note 8 for additional information.

For the year ended December 31, 2011, no goodwill impairment charges were recorded.

During the year ended December 31, 2010, management concluded that the carrying value of goodwill of the MRO services for aviation components reporting unit, exceeded its implied fair value and, accordingly, recorded an impairment charge in the amount of $4,223. See note 8 for additional information.

m.	Impairment of long-lived assets

The Group tests long-lived assets for impairment, whenever events or changes in circumstances indicate that the carrying amount of the asset (asset group) may not be recoverable. When required, the Group records charges for impairment of long-lived assets for the amount by which the present value of future cash flows, or some other fair value measure, is less than the carrying value of these assets (see also notes 7 and 8).

As of December 31, 2012 and 2011, all the Group's identifiable intangible assets have been amortized or written off.

n.	Treasury Shares

Company shares held by the Company are presented as a reduction of TAT's shareholders' equity at their cost to the Company.

o.	Revenue recognition

The Group generates its revenues from the sale of its OEM products and systems and from providing MRO services (remanufacture, maintenance, repair and overhaul services and long-term service contracts) and parts services.

Revenues from the sale of products are recognized when persuasive evidence of an arrangement exists, delivery of the product has occurred, provided the collection of the resulting receivable is reasonably assured, the price is fixed or determinable and no significant obligation exists. The Group does not grant a right of return.

Revenues from product sales are recognized when the product is shipped to the customer and title passes to the customer.

Revenues from multi-year, fixed price contracts for OEM customers are recognized when a product is shipped (and title passes) to the customer. Management provides for losses as soon as a loss is expected for the remaining portion of such contracts. For the years ended December 31, 2012, 2011 and 2010, no losses have been recognized for such fixed price contracts.

Revenues from MRO services are recognized as services are performed, at the time when the customer-owned material is shipped back to the customer.

Revenues from some maintenance contracts are recognized over the contract period in proportion to the costs expected to be incurred in performing services under the contract. The Group estimates the costs that are expected to be incurred based on its experience with the aggregate costs incurred and to be incurred on contracts of this nature. The costs incurred related to the maintenance contracts are not incurred on a straight-line basis, as the timing to provide the maintenance services is dependent on when parts under these contracts require maintenance. Therefore, the Group accrues revenue as costs are incurred. These revenues are then compared to actual results and adjusted to either deferred revenue for results greater than historical estimates or expensed in those cases of performance less than historical estimates.  These accounts are reviewed on a timely basis and adjusted (if required) based on cost structures.

Revenues from royalties from sales of products developed with the Group's intellectual property, technology and technical assistance are recognized when the related sales are made.

p.	Shipping and handling costs

Shipping and handling costs billed to customers are included in revenue. The cost of shipping and handling products is included in costs of revenues.

q.	Warranty costs

The Group provides warranties for its products and services ranging from one to three years, which vary with respect to each contract and in accordance with the nature of each specific product.

The Group estimates the costs that may be incurred under its warranty and records a liability in the amount of such costs at the time the product is shipped. The Group periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

r.	Research and development

Research and development costs, net of grants, are charged to expenses as incurred.

s.	Fair value measurement

The Group measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data or active market data for similar but not identical assets or liabilities.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers credit risk in its assessment of fair value.

t.	Concentrations of credit risk

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, restricted deposits, marketable securities and accounts receivable.

Cash, cash equivalents and restricted deposits are deposited with major banks in Israel and the United States. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold Group's cash, cash equivalents and restricted deposits are financially sound. Accordingly, minimal credit risk exists with respect to these financial instruments.

The Group's marketable securities include investments in debentures. Management believes that the companies that issued the debentures are financially sound, the portfolio is well diversified, and accordingly, minimal credit risk exists with respect to the marketable securities. See also note 4 for details about the auction rate securities impairment loss in 2011.

The Group's accounts receivable are derived mainly from sales to customers in the United States, Israel and Europe. The Group generally does not require collateral; however, in certain circumstances the Group may require letters of credit. Management believes that credit risks relating to accounts receivable are minimal since the majority of the Group's customers are world-leading manufacturers of aviation systems and aircrafts, international airlines, governments and air-forces, and world-leading manufacturers and integrators of defense and ground systems.  In addition the Group has relatively a large number of customers with wide geographic spread which mitigates the credit risk. The Group performs ongoing credit evaluation of its customers' financial condition.

u.	Income taxes

Income taxes are accounted for in accordance with ASC 740 "Income Taxes". This statement prescribes the use of the asset and liability method, whereby deferred tax assets and liabilities account balances are determined based on temporary differences between financial reporting and tax basis of assets and liabilities and for tax loss carry-forwards. Deferred taxes are measured using the enacted laws and tax rates that will be in effect when the differences are expected to reverse. The Group provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, see note 15 (i).

Deferred tax liabilities and assets are classified as current or noncurrent based on the classification of the related asset or liability for financial reporting or, if not related to an asset or liability for financial reporting, according to the expected reversal dates of the specific temporary differences.

Taxes which would apply in the event of disposal of investments in subsidiaries have not been taken into account in computing the deferred taxes, as it is the Group's intention to hold, and not to realize these investments.

The Group records deferred taxes related to its share in results of its affiliated company.

With regard to dividends distributable from the income of non-Israeli subsidiaries: as the Group intends to permanently reinvest retained earnings and has no intention to declare dividends out of such earnings in the foreseeable future it does not record deferred taxes in respect of taxes that would have been paid in such event.

The Group did not provide for deferred taxes attributable to dividend distribution out of retained tax-exempt earnings from "Approved/Benefited Enterprise" plans (see note 15b), since it intends to permanently reinvest them and has no intention to declare dividends out of such tax exempt income in the foreseeable future. Management considers such retained earnings to be essentially permanent in duration.

Results for tax purposes for the Company and TAT's Israeli subsidiary are measured and reflected in NIS and for TAT's U.S. subsidiaries are measured and reflected in dollars. As explained in (b) above, the consolidated financial statements are presented in dollars. In accordance with ASC 740, TAT has not provided deferred income taxes on the differences resulting from changes in exchange rate and indexation.

The Group follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate resolution. The Group's policy is to include interest and penalties related to unrecognized tax benefits within income tax expense. Such liabilities are classified as long-term, unless the liability is expected to be resolved within twelve months from the balance sheet date.

v.	Derivative financial instruments

TAT enters into forward exchange contracts and options strategies in order to limit the exposure to exchange rate fluctuation associated with payroll expenses mainly incurred in NIS.

Since the contracts do not qualify under ASC 815 "Derivative and Hedging", any gain or loss derived from such instruments is recognized immediately as financial income (expenses). All forward exchange contracts and options are recognized on the balance sheet at their fair value within other receivables or other payables.

As of December 31, 2012, TAT had U.S. Dollar-NIS derivative contracts with a notional amount of approximately $2,700 to purchase and sell Dollars. The fair value of the foreign exchange contracts and the options was $27 and $(372) as of December 31, 2012 and 2011, respectively. The cash flows associated with the contracts are reflected as cash flows from operating activities in the statements of cash flows.

w.	Basic and diluted net loss per share

Loss per share is computed based on the weighted average number of ordinary shares outstanding during each year. Diluted loss per share includes the potential effect of stock options outstanding during the year, in accordance with ASC 260 "Earnings per Share", using the treasury stock method.

In 2012, 2011 and 2010, outstanding equity awards were not taken into account due to their anti-dilutive effect.

x.	Share-based compensation

The Group applies ASC 718 " Stock Based Compensation" with respect to employees options, which requires awards classified as equity awards to be accounted for using the grant-date fair value method. The fair value of share-based awards is estimated using the Black-Scholes valuation model, the payment transaction is recognized as expense over the requisite service period, net of estimated forfeitures. The Group estimates forfeitures based on historical experience and anticipated future conditions.

The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule using the accelerated method over the requisite service period for the entire award. For an award with performance conditions that has a graded vesting schedule, compensation cost is recognized upon meeting such conditions, using the accelerated method over the requisite service period for the entire award.

The total share-based compensation expenses (income) recognized in the years ended December 31, 2012, 2011 and 2010 in the statements of operations were $8, $(37) and $49, respectively.

y.	Comprehensive income (loss)

Other comprehensive income (loss), net of related taxes where applicable, includes, in addition to net income (loss): (i) currency translation adjustments; and (ii) unrealized holding gains and losses on available-for-sale securities.

z.	Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Group but which will only be resolved when one or more future events occur or fail to occur. The Group's management assesses such contingent liabilities and estimated legal fees, if any, and accrues for these costs. Such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Group or unasserted claims that may result in such proceedings, the Group's management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

Management applies the guidance in ASC 450-20-25 "Loss Contingencies", when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that a loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be recorded as accrued expenses in the Company's financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material would be disclosed.

Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantee would be disclosed.

aa.	Recently Issued Accounting Principles Not Yet Adopted

In December 2011, the FASB amended its guidance on disclosures about offsetting assets and liabilities. The amendment enhances disclosures regarding financial instruments and derivative instruments that are either (1) offset in accordance with GAAP or (2) subject to an enforceable master netting arrangement. This information will enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments.

The amendments in ASU 2011-11 will be applied for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

The Company does not expect ASU 2011-11, which relates to disclosure matters only, to have a material impact on the Company's consolidated financial statements.

INVESTMENT IN AN AFFILIATED COMPANY (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
INVESTMENT IN AN AFFILIATED COMPANY
NOTE 3 -	INVESTMENT IN AN AFFILIATED COMPANY

a.	Acquisition of stocks of FAvS

On December 4, 2009, the Company, through its subsidiary Piedmont, signed an investment agreement with FAvS. According to the agreement Piedmont was issued 288,334 shares of Class B Common stock of FAvS representing 37% of FAvS' then share capital and $ 750 of FAvS Preferred stocks (entitled to cash dividends at an annual rate of 12% payable quarterly or to additional Preferred stocks at an annual rate of 15%) in return for Piedmont's propeller and parts businesses.

On the date of the above mentioned transaction, FAvS also signed an agreement to purchase all the assets and liabilities of Aerospace Turbine Rotables ("AeTR"). AeTR specializes in renovation and repair of landing gear, safety equipment and hydraulic and electrical components for corporate, regional and military aircraft. Piedmont also provided a guarantee for a period of one year (later renewed for additional periods until finally released on March 2013 as described further below) of up to $ 7,000 with respect to FAvS' debt in connection with the acquisition of AeTR (see also note 13(e)).

On October 1, 2010, Piedmont agreed to extend the guarantee for $6,600, by renewing the guarantee to the lender of FAvS. The renewed guarantee was for a period of 15 months that ended on December 31, 2011, and Piedmont was also granted a second lien on the assets of FAvS to secure the repayment obligations of FAvS in the event that the letter of credit is drawn upon. Piedmont also entered into an inter creditor agreement with the lender to FAvS which subordinated Piedmont's claims if the letter of credit is drawn upon to the obligations of FAvS to the lender.

FAvS' shares are quoted over the counter (OTC) at the PINKSHEET stock market (PINKSHEET: FAVS.PK). FAvS' share value as of December 31, 2012, 2011 and 2010 was $7.0, $5.45 and $12.4, respectively. The Company believes that the share value does not reflect the fair value of FAvS' share, due to very low trading volume in FAvS' shares that do not comprise an active market.

A commercial dispute existed between Piedmont and FAvS relating to the propeller maintenance business which had been contributed to FAvS by Piedmont, as part of the transaction discussed above.  The commercial dispute began in April 2010 when a customer of the propeller maintenance business requested reimbursement from FAvS for damages to certain propellers. FAvS then sought reimbursement from Piedmont for such amounts.

In order to settle the commercial dispute that existed between TAT's subsidiary, Piedmont and FAvS, on June 30, 2011, Piedmont and FAvS entered into a Settlement Agreement and Release (the "Settlement Agreement"). Pursuant to the Settlement Agreement, each party fully released the other party and acknowledged that the settlement was a compromise of disputed claims and was not to be construed as an admission of liability or wrongdoing.  In addition, each party agreed not to disparage the other and Piedmont paid an aggregate amount of $1,400 to FAvS (which amount had been fully reserved during 2010).

Simultaneously with the execution of the Settlement Agreement, the Chief Executive Officer and controlling stockholder of FAvS ("FAvS CEO"), purchased 166,113 shares of Class A Common Stock of FAvS at a price of $18.06 per share, for an aggregate amount of $3,000, while diluting Piedmont's interest in FAvS from 36.6% to 30.3% (29.64% as of December 31, 2012). In addition, Piedmont agreed to extend its guarantee to the bank debt incurred by FAvS to fund the AeTR transaction through June 30, 2013 and to continue to provide a letter of credit to secure such guarantee.  The amortization schedule for such debt was revised so that no amortization will occur until June 30, 2012. Thereafter the debt will amortize at the rate of $200 per month. As of December 31, 2012, the guarantee amount was $4,600. Piedmont secured an amount of $2,300 as of December 31, 2012, in respect of this guarantee. On March 18, 2013, the guarantee was released with the completion of the transaction, as described further below.

The Stockholders Agreement initially entered into in 2009 between Piedmont and FAvS CEO was also amended to delete the reciprocal drag along rights and to provide that Piedmont may designate one member to the Board of Directors of FAvS (rather than the two members provided in the original agreement). Finally, the Rights Agreement entered into in 2009 between Piedmont and FAvS was amended so that Piedmont's right to approve certain material corporate actions by FAvS has been limited to the right to approve contracts or agreements with affiliates of FAvS. The amendment also provided that the approval of Piedmont would not be required if FAvS seeks to raise additional capital from FAvS CEO as long as the consideration that was paid by FAvS CEO was not less than the consideration that would have been paid by a third-party in an arms-length transaction and would have been a fair, equitable and reasonable consideration under the circumstances.

In connection with the Settlement Agreement and the dilution in Piedmont's interest in FAvS, the Company recorded, on June 30, 2011, a gain in the amount of $240 related to the $3,000 capital investment in FAvS by FAvS CEO which was at a higher share price than recorded at Piedmont books.

In June 2012, FAvS entered into another transaction with FAvS CEO, pursuant to which FAvS borrowed $3,000 from FAvS CEO, secured by a third lien on the assets of FAvS. The loan bears interest at 10% and in addition FAvS CEO was issued warrants to purchase shares of Class A Common Stock of FAvS, representing 15% of FAvS post-exercise shareholders' equity, at an exercise price of $7.00 per share. Pursuant to the terms and conditions of the transaction, management believed that there were indicators of impairment with respect to TAT's investment in FAvS. Accordingly, the Company performed an impairment test of its investment in FAvS, with the assistance of a third party valuation. Based on the results of this test, the Company determined that its investment in FAvS was impaired by $3,300. The impairment was due to a decline in FAvS' profitability margins and future forecasted sales levels.

On March 18, 2013, FAvS closed a transaction according to which it sold the majority of the stock of API, one of its subsidiaries, for a total purchase price of $16,500, out of which $15,900 was used to pay-off the outstanding balance of the FAvS Revolving Line of Credit as of the transaction date. The sale resulted in FAvS retaining a 3% equity interest in the API business. The transaction resulted in a loss from discontinued operations on FAvS books and a write-down of the API business of $11,500 (the "Write Down") which is included in the FAvS loss for the year ended December 31, 2012. As mentioned above, on June 30, 2012, as a result of certain indications of impairment, the Company recorded an impairment charge of $3,300 in its investment in FAvS (which approximates its share in the said Write-Down). The Company also recorded its share in the losses of FAvS for the year ended on December 31, 2012 in the amount of $456. As such, the transaction on March 18, 2013, did not require an additional impairment by Piedmont. Simultaneously with the transaction, FAvS paid-off its Term Loan in the amount of $4,000 on March 18, 2013, thereby releasing the guarantee issued to the lending bank by the Piedmont. Accordingly the restricted deposit associated with the above guarantee, was released as well as of March 18, 2013.

b.	Financial information

The FAvS audited consolidated financial statements as of December 31, 2012, which were signed on March 20, 2013, included a restatement for their 2011 consolidated financial statements for the correction of errors in its previously reported amounts.

Company's management reviewed the restatement and its affect on the consolidated financial statements of the Company and found it to be immaterial. Accordingly, no restatement was recorded in the Company's consolidated financial statements.

Due to losses incurred on maintenance contracts in 2010 management performed an impairment test, as of December 31, 2010, on its investment in FAvS. As a result, the Company recorded an impairment charge of $1,813 on its investment in FAvS as of December 31, 2010, based on this impairment test, which was performed by management with the assistance of a third party valuation firm.

Condensed financial information from FAvS consolidated balance sheets as of December 31, 2012 and 2011:

	December 31,
	2012	2011

Current assets	$31,090	$51,973
Long-term assets	9,742	10,080

Total assets	40,832	62,053

Current liabilities	31,476	38,432
Long-term liabilities	35,672	44,463

Total liabilities	$67,148	$82,895

Condensed financial information from FAvS consolidated statements of operations for each of the two years in the period ended December 31, 2012:

	Year ended December 31,
	2012	2011

Net sales	$21,579	$20,515

Gross profit	9,202	8,626

Income (loss) from continuing operations	(1,476)	630

Net loss	(12,979)	(94)

Loss attributable to common stockholders	$(13,271)	$(345)

A reconciliation of the share in results of affiliated company, impairment of share in affiliated company and gain from dilution of interests in affiliated company for each of the years ended December 31, 2012 and 2011:

	Year ended December 31,
	2012	2011

Share in income (loss) related to common stockholders	$(653)	$192
Share in income related to preferred stock	197	139
Impairment of in affiliated company	(3,300)	-
Gain from dilution of interests in affiliated company	-	240

	$(3,756)	$571

AVAILABLE-FOR-SALE - MARKETABLE SECURITIES (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
AVAILABLE-FOR-SALE - MARKETABLE SECURITIES
NOTE 4 -	AVAILABLE-FOR-SALE - MARKETABLE SECURITIES

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Fair Value

Available-for-sale:
Money Market	$3,341	$-	$3,341

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Fair Value

Available-for-sale:
Money Market	$1,025	$-	$1,025
Auction Rate Securities (1)	1,900	-	1,900
	$2,925	$-	$2,925

(1)
Auction Rate Securities ("ARS") are a type of long-term bonds (usually issued for a period longer than ten years) issued by corporates, local authorities, institutions of higher education and others for securitization of assets. The ARS bear a variable interest rate, re-determined by an auction held every short period. The ARS interest held by the Company was re-determined every 7, 28 or 35 days and will mature on 2019. The ARS held by the Group were issued by SSM Health Care of Oklahoma City, Illinois and Wisconsin municipalities.

In 2012, the Group realized $100 of the ARS held for its par value and later in the year realized its entire investment for a consideration of $1,800 which approximated its book value.

In the year 2011, the Company realized $50 of the ARS held for its par value.

During the year ended December 31, 2010, the Company recorded an other-than-temporary impairment loss of $200 on Auction Rate Securities based on its estimated fair value.

FAIR VALUE MEASUREMENT (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
FAIR VALUE MEASUREMENT
NOTE 5 -	FAIR VALUE MEASUREMENT

Recurring Fair Value Measurements

The Group measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Company's financial assets measured at fair value on a recurring basis, consisted of the following types of instruments:

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Money Market	$3,341	$-	$-	$3,341
Derivatives	-	27	-	27
Total	$3,341	$27	$-	$3,368

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Money Market	$1,025	$-	$-	$1,025
Auction Rate Securities	-	-	1,900	1,900
Total	1,025	-	1,900	2,925

Liabilities:
Derivatives	$-	$372	$-	$372

Consistent with the Company's investment policy guidelines, the ARS investments held by the Company all had AA credit ratings at the time of purchase.

The carrying amounts of financial instruments, include cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, approximate fair value because of their generally short maturities.

The fair values of long-term liabilities were estimated by using level 3 inputs based on discounted future cash flows, using the rate currently available for liabilities of similar terms and maturity. The carrying amount of the Group's long-term liabilities approximates their fair value since interest rate reflects current market rates.

The following table includes a roll-forward of the amounts in the balance sheets for the years ended December 31, 2012 and 2011 (including the change in fair value) for auction rate securities classified within level 3 of the fair value hierarchy.

Balance as of January 1, 2011	$1,950
Realized	(50)

Balance as of December 31, 2011	1,900
Realized	(1,900)

Balance as of December 31, 2012	$-

Non-Recurring Fair Value Measurements

The following table presents the Group's assets measured at fair value on a non-recurring basis for the years ended December 31, 2012 and 2011:

		Fair value measurements using
	As of December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses for the year ended December 31, 2012
Goodwill (1)	$-	$-	$-	$-	$1,015
Investment in affiliated company (2)	$1,264	$-	$-	$1,264	$3,300

		Fair value measurements using
	As of December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses for the year ended December 31, 2011
Property and equipment (3)	$1,325	$-	$-	$1,325	$1,865
License for service center (3)	$-	$-	$-	$-	$1,100
Customer relationships (3)	$-	$-	$-	$-	$298

(1)
During the second quarter ended June 30, 2012, management believed that there were indicators of impairment of goodwill in its OEM of Electric Motion System reporting unit and accordingly performed interim goodwill impairment testing as of June 30, 2012, primarily due to a decline in future forecasted sales levels and profitability margins resulting from the continued weakness in the defense industry. Accordingly, the Company performed an impairment test of goodwill for this reporting unit, with the assistance of a third party valuation firm. Based on the results of this test, the Company determined that the entire balance of goodwill included in this reporting unit was impaired and recorded an impairment charge of $1,015.

(2)
In June 2012, FAvS entered into a transaction with its CEO, pursuant to which FAvS borrowed $3 million from FAvS CEO, secured by a third lien on the assets of FAvS. The loan bears interest at 10% and in addition FAvS CEO was issued warrants to purchase shares of Class A Common Stock of FAvS, representing 15% of FAvS post-exercise shareholders' equity, at an exercise price of $7.00 per share.

Pursuant to the terms and conditions of the transaction, management believed that there were indicators of impairment with respect to TAT's investment in FAvS. Accordingly, the Company performed an impairment test of its investment in FAvS, with the assistance of a third party valuation firm. Based on the results of this test the Company determined that its investment in FAvS was impaired by $3,300. The impairment was due to a decline in FAvS' profitability margins and future forecasted sales levels.

(3)
During the year ended December 31, 2011, the Company reviewed the MRO services for Aviation Components' long lived assets for impairment by estimating the fair value of the operations and the fair value of its specific long lived assets, and comparing those values to the carrying value of the assets. The Company concluded, based on this valuation, that certain fixed assets and intangible asset 'License for Service Center' amounting to $1,865 and $1,100, respectively at its MRO services for Aviation Components operating segment were impaired. In addition, due to management estimates of a continuing decline in sales levels in the OEM of Electric Motion Systems operating segment, resulting from the weakness in the Israeli defense market, the Company reviewed indications for impairment of certain identifiable assets in this segment. Accordingly, the Company reviewed these assets for impairment by estimating their fair value based on their net selling price and comparing those values to the carrying value of the assets.  As a result the Company concluded that the intangible asset 'Customer Relations' at its OEM of Electric Motion Systems operating segment in the amount of $298 was impaired.

Accordingly, the Company recorded a total of $3,263 impairment charges in the year ended December 31, 2011 to reflect the fair value of the long lived assets mention above.

INVENTORIES, NET (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
INVENTORIES
NOTE 6 -	INVENTORIES, NET

Inventories are composed of the following:

	December 31,
	2012	2011

Raw materials and components	$12,321	$11,832
Work in process	16,145	16,652
Spare parts	3,897	2,243
Finished goods	668	576

	$33,031	$31,303

Inventories are net of reserve for slow moving and surplus production and write down of inventory (as mentioned below) in the amount of $6,569 and $6,589 at December 31, 2012 and 2011, respectively.

During the year ended December 31, 2011, the Company recorded a write down of inventory in the amount of $2,500 attributable to inventory of the MRO services for aviation components segment. The write down was due to management's estimation of the continued decline in future forecasted sales levels and decline in profitability margins in certain product lines in this operating segment, which were lower than previously anticipated, resulting from the weakness in these areas of business, and was recorded under cost of revenues.

During the year ended December 31, 2010, the Company recorded a write down of inventory in the amount of $3,500 attributable to inventory of the MRO services for aviation components segment. The write down was due to a decline in future forecasted sales levels, and was recorded under cost of revenues.

In 2012 and 2011, approximately $669 and $844, respectively, of inventory previously written-down were used or sold in the course of providing MRO services.

PROPERTY, PLANT AND EQUIPMENT, NET (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 7 -	PROPERTY, PLANT AND EQUIPMENT, NET

Composition of assets, grouped by major classifications, is as follows:

	December 31,
	2012	2011
Cost:
Land and buildings	$6,929	$6,518
Machinery and equipment (1)	36,849	35,176
Motor vehicles	676	869
Office furniture and equipment	2,293	2,189
Software	1,166	955
	47,913	45,707

Less: Accumulated depreciation	35,003	32,768
Depreciated cost	$12,910	$12,939

(1)	The cost is net of investment grants received by Bental in the amount of $274 and $326 as of December 31, 2012 and 2011.

Depreciation and amortization expenses amounted to $2,403, $2,732 and $2,719 for the years ended December 31, 2012, 2011 and 2010, respectively (depreciation and amortization expenses do not include impairment charges).

During the year ended December 31, 2011, the Company recorded impairment of property, plant and equipment in the amount of $1,865, attributable to certain property and equipment items of the MRO services for aviation components segment, based on estimations of the fair value of these assets. The impairment charge was recorded under the cost of revenues item in the consolidated statements of operations.

During the year ended December 31, 2010, the Company recorded impairment of property, plant and equipment in the amount of $183 attributable to certain machinery and equipment items of the MRO services for aviation components segment based on the reduced forecasted usage of these items, and was recorded as an expense under the cost of revenues item in the consolidated statements of operations.

Liens on property, plant and equipment are discussed at note 13(f).

GOODWILL AND INTANGIBLE ASSETS (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
GOODWILL AND INTANGIBLE ASSETS
NOTE 8 -	GOODWILL AND INTANGIBLE ASSETS

a.	Intangible assets:

	December 31,
	2012	2011
Cost:
Customer relationships	$865	$865
License for service center	2,050	2,050
Others	136	136
	3,051	3,051
Accumulated amortization and impairment charges:
Customer relationships	865	865
License for service center	2,050	2,050
Others	136	136
	3,051	3,051
Amortized cost	$-	$-

Amortization expenses amounted to $539 and $663 for the years ended December 31, 2011 and 2010, respectively (amortization expenses do not include impairment charges).

For the year ended December 31, 2011, due to decrease in the anticipated profit margins the Company recorded an impairment charge for its intangible assets in the total amount of $1,398, under cost of revenues. This amount is comprised of impairment charge in the amount of $1,100 (the entire asset was written off) in connection with the "Authorized service center" intangible asset at the MRO services for Aviation Components operating segment and $298 (the entire asset was written off) in connection with the 'Customer Relations' intangible asset at its OEM of Electric Motion Systems operating segment (see also note 5(3)).

For the year ended December 31, 2010 the Company recorded an impairment charge in the amount of $481 of customer relationship, at the MRO services for Aviation Components operating segment, under operating expenses. The Company estimated the fair value of its intangible assets using a discounted cash flow analysis and compared those values to the carrying value of the assets. The Company concluded, based on this comparison, that Customer relationship intangible asset was impaired at its MRO services reporting unit. The Company recorded a $481 impairment charge and wrote off this asset in the year ended December 31, 2010.

b.	The changes in the carrying amounts of goodwill by reportable segment for the fiscal years ended December 31, 2012 and 2011 are as follows:

	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Total

Balance as of January 1, 2011	$1,156	-	-	$1,156

Effect of changes in exchange rate	(114)	-	-	(114)

Balance as of December 31, 2011	1,042	-	-	1,042

Effect of changes in exchange rate	(27)	-	-	(27)
Goodwill impairment	(1,015)	-	-	(1,015)
Balance as of December 31, 2012	-	-	-	-

Goodwill, gross, at December 31, 2012	1,015	456	4,091	5,562
Accumulated impairment losses	(1,015)	(456)	(4,091)	(5,562)
Goodwill, net, at December 31, 2012	$-	$-	$-	$-

c.	Impairment Assessments

During the quarter ended June 30, 2012, management believed that there were indicators of impairment of goodwill in its OEM of Electric Motion System reporting unit as of June 30, 2012, primarily due to a decline in future forecasted sales levels and profitability margins resulting from the continued weakness in the defense industry. Accordingly, the Company performed an impairment test of goodwill for this reporting unit, with the assistance of a third party valuation firm. Based on the results of this test, the Company determined that the entire balance of goodwill included in this reporting unit was impaired and recorded an impairment charge of $1,015.

The Company determined the fair value of the OEM of Electric Motion Systems reporting unit using the discounted cash flows method. The material assumptions used for 2012 annual test were five years of projected net cash flows (in accordance with the Company's budget), a discount rate of 17.72% and a long-term growth rate of 2.0%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses.

During the year ended December 31, 2011, the Company determined under the first step of its annual test that the fair value of the OEM of Electric Motion Systems reporting unit is greater than its carrying amount. Based on the results of this test the Company determined that the goodwill related to the said reporting unit was not impaired.

In 2011, the fair value of the OEM of Electric Motion Systems reporting unit exceeded its carrying value by approximately $100, or 1.1% and thus was at risk of failing step one of the goodwill impairment test, and was therefore at risk of a future impairment in the event of unfavorable changes in the forecasted cash flows or the key assumptions used in the analysis, including the weighted average cost of capital (discount rate) and growth rates utilized in the discounted cash flow analysis.

The Company determined the fair value of the OEM of Electric Motion Systems reporting unit using the discounted cash flows method. The material assumptions used for 2011 annual test were three years of projected net cash flows (in accordance with the Company's budget), a discount rate of 18% and a long-term growth rate of 1.95%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses.

During the year ended December 31, 2010, the Company performed its annual impairment test of goodwill. During this year, the Company encountered adverse changes in the business climate including a weak U.S. and global economy which resulted in a reduction in demand for the MRO services. As a result of these factors, management revised its future cash flow expectations, which lowered the fair value estimates of a certain reporting unit. The Company determined under the first step of its annual test that the fair value of goodwill at its MRO services reporting unit was less than the carrying value for this reporting unit. The Company recorded a $4,223 impairment charge (which was the entire remaining goodwill for this reporting unit) in the third quarter of 2010, to reduce the carrying value of goodwill down to the implied fair value of goodwill for the MRO services reporting unit.

The Company determined the fair value of the MRO services reporting unit using the discounted cash flows method. The material assumptions used for 2010 annual test were four years of projected net cash flows (in accordance with the Company's budget), a discount rate of 20.0% and a long-term growth rate of 2.79%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses.

OTHER BALANCE SHEET SUPPLEMENTALS (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
OTHER BALANCE SHEETS SUPPLEMENTAL
NOTE 9 -	OTHER BALANCE SHEETS SUPPLEMENTALS

a.	Other accounts receivable and prepaid expenses:

	December 31,
	2012	2011

Deferred tax asset	$2,122	$2,564
Government authorities	1,424	1,818
Prepaid expenses	831	809
Income receivables and grants	33	254
Derivatives	27	-
Other	96	216

	$4,533	$5,661

b.	Other account payable and accrued expenses:

	December 31,
	2012	2011

Employees and payroll accruals	$3,358	$3,608
Accrued expenses (1)	1,757	688
Government authorities	673	570
Advances from customers	731	557
Warranty provision	276	288
Accrued royalties	268	316
Derivatives	-	372
Deferred tax liability	126	179
Other accrued expenses	106	92

	$7,295	$6,670

(1)	Includes $750 royalties payable to a supplier in the MRO business, following the reconciliation of an audit.

TRANSACTIONS WITH RELATED PARTIES (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
TRANSACTIONS WITH RELATED PARTIES
NOTE 10 -	TRANSACTIONS WITH RELATED PARTIES

a.	Transactions with TAT Industries:

	Year ended December 31,
	2012	2011	2010

Management fees (1)	$50	$50	$50
Lease expenses (2)	$416	$408	$371

(1)
According to the agreement between TAT and TAT Industries, TAT Industries will pay the Company an annual management fee in the amount of $50. The management fees are recorded as a reduction of general and administration expenses.

(2)
During 2000, TAT entered into a lease agreement with TAT Industries, pursuant to which the Company leases from TAT Industries approximately 344,000 square feet, including 90,000 square feet of manufacturing, office and storage space, for a period of 24 years and eleven months for an annual rental fee which is subject to revaluation every fifth year by a real estate appraiser, with an additional incremental payment of 2% per year.

In 2010, following a revaluation by a real estate appraiser, the rental fee was increased to $400 per year with an additional incremental payment of 2% per year. The rental fee will be revaluated again in 2015 (the "Next Revaluation"). The Company's Audit Committee has reapproved the said agreement until the Next Revaluation.

b.	Balances with related parties:

	December 31,
	2012	2011
KMN Capital (USA) Inc. - current asset	$-	$94
TAT Industries - current asset (1)	54	724
Total asset	$54	$818

Bental Non controlling interest - current liability	$(60)	$(85)
FAVS - current liability	(29)	(80)
Isal Amlat Investment (1993) Ltd.	(23)	-
Total liability	$(112)	$(165)

(1)	Results from certain expenses incurred by TAT Industries and borne by the Company. The debt bears interest at the rate equal to the interest rate agreed between TAT Industries and its lending banks.

c.	Transactions with related parties:

	Year ended December 31,
	2012	2011	2010

Management fees to shareholders (see item e below)	$359	$400	$400

d.
Bental is engaged in various agreements with the Non controlling interest and other related parties for the rental, maintenance and other services provided to it, in connection with its plant and operations. Total amount paid by Bental for these services in 2012 and 2011 was $505 and $526, respectively.

e.
In March 2012, the audit committee and the board of directors of TAT approved a new three-year management agreement with Isal Amlat Investment (1993) Ltd. ("Isal Amlat") commencing as of February 8, 2012 (the "New Management Agreement"). Each of TAT and Isal Amlat shall be entitled to terminate the New Management Agreement subject to a prior written notice of 4 months. Pursuant to the New Management Agreement, in consideration of the management services provided by Isal Amlat, TAT pays Isal Amlat  management fees in a total annual amount of NIS 1,500,000 (approximately $400), linked to the Consumer Price Index to be paid on a monthly basis, plus VAT. In addition, Isal Amlat is entitled to repayment of expenses actually borne as part of providing the management services. The audit committee and board of directors of the Company will examine on a yearly basis, the management services actually provided to the Company, and shall examine whether a material change has occurred justifying the update of the management fees and/or the conditions of the New Management Agreement. The New Management Agreement was approved by the shareholders of TAT on June 28, 2012.

On August 21, 2012, the board of directors of TAT approved, following an approval of TAT's audit committee, a change to the New Management Agreement with Isal Amlat, effective from such date according to which the scope of the services provided by Isal Amlat to TAT were reduced and the annual management fees were also reduced by a total amount of NIS 570,000 (approximately $150 - the "reduced amount").

Total amount paid by TAT for the management services in 2012, 2011 and 2010, was $359, $397 and $408, respectively. The Agreement is subject to the approval of the Company's shareholders.

In addition, the Company will receive management services from a private company ("Management company") controlled by Mr. Nathan Galili ("Galili"), CEO of KNM Industries Ltd. (a private company through which Isal Amlat indirectly holding control in the Company). The management services will consist of a half-time of Galili, which value is more than the reduced amount, and will additionally include its services as active chairman of Bental. For those services the Company will pay the Management company annual management fees equal to the reduced amount, in addition to NIS 7,000 (approximately $2, plus VAT), as a monthly remuneration for travelling expenses to Bental. In addition, if during the service period or within a twelve month period from the end of the service period the Company will sell its holding in Bental, for more than $6,600 ("low threshold"), then the Management company will be eligible for a bonus which will be determined as follows:

2% out of the 1st million above the low threshold, the Company will receive for its holding in Bental, plus an additional 3% out of the 2nd million above the low threshold the Company will receive for its holding in Bental, plus an additional 5% out of the 3rd million above the low threshold the Company will receive for its holding in Bental. It is clarified that in any event the amount of the bonus shall not exceed $100.

Such management services will be provided until February 8, 2015 (the end of term of the new management agreement with Isal Amlat). Each of the parties (TAT and the Management company) may terminate the agreement with a prior written notice of four months.

On January 27, 2013, TAT informed Isal Amlat that no management services had been provided by Isal Amlat to TAT during the preceding months, and that TAT decided to immediately terminate the Management Agreement. At that date TAT ceased paying management fees.

On February 8, 2013, Mr. Galili informed TAT on the termination of the engagement with TAT, effectively immediately while management fees will be paid throughout June 8, 2013 at the end of the four-month notice period.

f.
On August 13, 2009, TAT's Audit Committee and Board of Directors approved the appointment of Mr. Avi Ortal as CEO of TAT's subsidiary, Limco-Piedmont simultaneously with serving as CEO of KMN Capital (USA) Inc., Mr. Ortal relocated to the U.S. and devoted his time to serving as CEO of the said companies. Mr. Ortal received a salary of approximately $180 a year including a car and an insurance policy for his office as CEO of Limco-Piedmont. Furthermore, Mr. Ortal was entitled to a sum of approximately $180 for his office as CEO of KMN Capital (USA) Inc., Limco-Piedmont beared the actual overall employment costs of Mr. Ortal as CEO of Limco- Piedmont and as CEO of KMN Capital (USA) Inc., KMN Capital (USA) Inc., reimbursed Limco- Piedmont for 50% of said costs. In April 2011, Mr. Ortal advised TAT's Board of Directors of his intention to terminate his employment with Limco-Piedmont on July 31, 2011. On May 18, 2011, Mr. Ortal entered into a Consulting Agreement with TAT, effective for a period of eight months following the termination of his employment, to provide part-time consulting services to TAT with respect to its U.S. based subsidiaries.  Mr. Ortal will receive consulting fees of $20 per month for such services. A total of $180 was paid to Mr. Otral upon his termination of employment. As of December 31, 2011, no further obligations remain to be provided by the Company to Mr. Ortal.

g.
On June 14, 2010, TAT and Bental signed a management services agreement. TAT agreed to provide Bental with various services including investor relations, business development, marketing and advertising consulting, legal services and the appointing of TAT personnel in Bental board of directors. The agreement is effective as of January 1, 2010 and the annual management fees are in the amount of $120.

h.
In December 2009, Piedmont provided a guarantee for a period of one year up to $ 7,000 in respect of FAvS' debt taken in connection with the acquisition of AeTR. As of December 31, 2012, the guarantee amount is $4,600 (such guarantee was released on March 18, 2013, see also note 3(a)).

i.
On September 7, 2011, TAT received a loan from Bental for the total amount of NIS 2.5 million (approximately $700), to be repaid in whole at the end of a 24 month period (the "Term"). The principal amount bears interest of Prime + 1% payable on a quarterly basis and may be repaid at any time during the term upon TAT's discretion. Simultaneously with such loan, Bental received a loan from an Israeli bank for similar amount under similar terms and conditions.

SHORT TERM BANK CREDIT AND LONG TERM LOANS (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
SHORT TERM BANK CREDIT AND LONG TERM LOANS
NOTE 11 -	SHORT TERM BANK CREDIT AND LONG TERM LOANS

a.	Terms of the loans and balances:

	Currency of loan	Interest Rate December 31, 2012	Years of Maturity	December 31, 2012

Long-term loan (1)	NIS	5.25%	2012-2014	$523
Long-term loan (2)		$2.50%-3.50%	2009-2014	2,477
Long-term loan (3)	NIS	Prime + 1%	2013	670
				3,670

Less - current maturities (1)				(290)
Less - current maturities (2)				(1,594)
Less - current maturities (3)				(670)

				$1,116

	Currency of loan	Interest Rate December 31, 2011	Years of Maturity	December 31, 2011

Long-term loan (1)	NIS	5.25%	2012-2014	$795
Long-term loan (2)		$2.50%-3.50%	2009-2014	3,252
Long-term loan (3)	NIS	Prime +1%	2013	655
				4,702

Less - current maturities (1)				(282)

				$4,420

 Required principal payments (including current maturities) as of December 31, 2012, are as follows:

Year	Amount
2013	$2,554
2014	1,116
$3,670

(1)
The original loan was received by Bental in 2009 from an Israeli bank in the amount of $1,400 to be repaid in quarterly installments over a five years period, commencing 2010.  On June 30, 2010, the remaining balance of the original loan, in the amount of $1,185, was repaid and a new loan in the same amount was taken. This new loan bears annual fixed interest of 5.25% and will be repaid until August 2014 in quarterly installments. The loan balance as of December 31, 2012 and 2011 was $523 and $795, respectively (with regard to covenants related to such loan see note 13(f)(3)).

(2)
Loans received by TAT from an Israeli bank in a total amount of $6,250 out of which $5,000 were received during year 2008 and additional $1,250 were received during year 2009. The loans amount was to be repaid in four annual installments commencing 2011. These loans bear quarterly interest of Libor + 3.5% and Libor + 1.85%, respectively. In May 2011, TAT repaid $750 of principal, in accordance with the original installments schedule. On November 7, 2011, TAT prepaid $2,250. On November 6, 2012, TAT prepaid $775, following which the remaining balance was $2,477. In September, 2011, TAT reached agreement with its lending bank to adjust certain financial covenants related to the said loans it was failing to meet at the time. Accordingly, as of December 31, 2012 the Company meets all financial covenants related to such loans (see also note 13(f)(2)).

(3)
On September 7, 2011, Bental received a loan from an Israeli bank in a total amount of NIS2.5 million (approximately $700), to be repaid in whole at the end of a 24 month period (the "Term"). The principal amount bears interest of Prime + 1% payable on a quarterly basis and may be repaid at any time during the term upon Bental's discretion. The loan balance as of December 31, 2012 and 2011 was $670 and $655, respectively (see also note 10(i)).

(4)	In addition, as of December 31, 2012 Piedmont's bank credit balance amounted to $32.

 Group provided certain guarantees and covenants, to secure its long-term loans, see note 13(e) and 13(f).

b.	Line of credit

On November 15, 2011, Limco-Piedmont renewed its line of credit with a U.S bank for an additional 21 month period ending on August 31, 2013, for borrowings of up to $10,000 under certain conditions. $5,000 of this amount will stand for Limco and $5,000 will stand for Piedmont. The line of credit bears interest of Libor + 1.5%, and its utilization is subject to compliance with financial covenants agreed between the parties. As of December 31, 2012 and 2011, approximately $688 and $4,340, respectively of the total line of credit was utilized by Limco and Piedmont. In addition, as of December 31, 2012 and 2011, Limco-Piedmont met all financial covenants related to such line of credit (see also note 13(f)(1)).

LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
LONG-TERM EMPLOYEE-RELATED OBLIGATIONS
NOTE 12 -	LONG-TERM EMPLOYEE-RELATED OBLIGATIONS

Severance pay:

TAT's and Bental's (the "Israeli companies") liability for severance pay, for their Israeli employees, is calculated pursuant to Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. The liability is presented on the undiscounted basis. The Israeli companies record an expense for the net increase in its severance liability.

TAT's liability for all of its Israeli employees is fully covered for by monthly deposits with severance pay funds, insurance policies, Mivtahim Social Insurance Institution Ltd. ("Mivtahim") and by an accrual. The liability covered by deposits with Mivtahim is irrevocably transferred to Mivtahim. Accordingly, neither the amounts accumulated with Mivtahim, nor the corresponding liabilities for severance pay are reflected in the consolidated balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies and includes profits (or loss) accumulated through the balance sheet date.

Severance pay expenses for the Israeli companies were $501, $495 and $425 for the years ended December 31, 2012, 2011 and 2010, respectively.

Limco-Piedmont sponsors a 401(K) profit sharing plan covering substantially all of its employees. The plan permits the employer to contribute a discretionary amount for a plan year, which the employer designates a qualified non-elective contribution. Contributions to plan by Limco-Piedmont were $209, $188 and $167 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Group expects to contribute approximately $730 in 2013 to the pension funds and insurance companies in respect of their severance and pension pay obligations.

The Israeli companies are required to make severance payment upon dismissal of an employee or upon termination of employment in certain circumstances. The severance payment liability to the employees (based upon length of service and the latest monthly salary - one month's salary for each year employed) is recorded on the Company's balance sheets under "Employee rights upon retirement." The liability is recorded as if it were payable at each balance sheet date on an undiscounted basis.

The liability is funded in part from the purchase of insurance policies or by the establishment of pension funds with dedicated deposits in the funds. The amounts used to fund these liabilities are included in the balance sheets under "Liability in respect of employee rights upon retirement." These policies are the Company's assets. However, under employment agreements and subject to certain limitations, any policy may be transferred to the ownership of the individual employee for whose benefit the funds were deposited. In the years ended December 31, 2012, 2011 and 2010, the Israeli companies deposited $292, $313 and $281, respectively, with insurance companies in connection with its severance payment obligations.

In accordance with the current employment agreements with certain employees, the Israeli companies make regular deposits with certain insurance companies for accounts controlled by each applicable employee in order to secure the employee's rights upon retirement. The Israeli companies are fully relieved from any severance pay liability with respect to each such employee after they make the payments on behalf of the employee. The liability accrued in respect of these employees and the amounts funded, as of the respective agreement dates, are not reflected in the Israeli Companies balance sheets, as the amounts funded are not under the control and management of the Israeli companies and the pension or severance pay risks have been irrevocably transferred to the applicable insurance companies (the "Contribution Plans").

The amounts of severance payments, actually paid to retired employees, by the Israeli companies were $109, $43 and $253 for the years ended December 31, 2012, 2011 and 2010.

The Israeli companies expect to pay $2,513 in future benefits to their employees during 2012 to 2021 upon their normal retirement age - see breakdown below. The amount was determined based on the employee's current salary rates and the number of service years that will be accumulated upon the retirement date. These amounts do not include amounts that might be paid to employees that will cease working for the Israeli companies before their normal retirement age.

Year	Amount
2013	$458
2014	211
2015	298
2016	299
2017	182
Thereafter (through 2021)	1,065

$2,513

COMMITMENTS AND CONTINGENT LIABILITIES (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 13 -	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Commissions arrangements:

The group is committed to pay marketing commissions to sale agents at a range of 1% to 12% of total sales contracts which were received through promotion and distribution carried out by them. Commission expenses were $701, $626 and $750 for the years ended December 31, 2012, 2011 and 2010, respectively. The commissions were recorded as part of the selling and marketing expenses.

b.	Royalty commitments:

(1)
TAT is committed to pay royalties to third parties through 2012, of ranging between 9% to 17% of sales of products developed by the third parties. Royalty expenses were $202, $460 and $328 for the years ended December 31, 2012, 2011 and 2010, respectively. The royalties were recorded as part of the cost of revenues.

(2)
Limco-Piedmont is committed to pay royalties to a third party, ranging between 3% to 5% of sales of products purchased from the third party, after deducting related costs incurred by Limco-Piedmont. That third party is the exclusive manufacturer of the products for which Limco-Piedmont provide MRO services. In addition, Limco-Piedmont is committed to pay said third party royalties, ranging between 1.5% to 10% of sales of additional products exclusively manufactured by the third party. Royalty expenses were $232, $201 and $111 for the years ended December 31, 2012, 2011 and 2010, respectively. The royalties were recorded as part of the cost of revenues.

(3)
Bental is committed to pay royalties to the Israeli government on proceeds from the sales of products, in the research and development of which the Israeli government participated by way of grants. Under the terms of Bental's funding from the Office of the Chief Scientist, royalty payments are computed on the portion of sales from such products at a rate of 2% and 3.5%. The commitment to the Chief Scientist is limited to the amount of the received participation (U.S. dollar linked), with the addition of an annual interest rate based on Libor. As of December 31, 2012 and 2011, the total amount of royalty bearing grants due by Bental to the Chief Scientist was approximately $86 and $82, respectively.

c.	Lease commitments:

Limco-Piedmont leases some of its operating and office facilities for various terms under long-term, non-cancelable operating lease agreements. The leases expire at various dates through 2017. The monthly rental expense ranges from approximately $3.5 to $8. Certain leases contain renewal options as defined in the agreements. Lease expense (excluding related parties) totaled $126, $258 and $246 for the years ended December 31, 2012, 2011, and 2010 respectively.

TAT leases its factory from its TAT Industries until 2020; (416$ for the year ended December 31, 2012, see also note 10(a)).

Bental leases an area of its plant from a related party for $50 per annum, under a long-term lease until 2013.

As of December 31, 2012, future minimum rental payments under non-cancelable operating leases are as follows:

Year	Amount
2013	$601
2014	610
2015	618
2016	627
2017	559

Total	$3,015

d.	Legal claims contingencies

(1)	For details about the settlement of the commercial dispute between Piedmont and FAvS See note 3(a).

(2)
On November 29, 2011, a Factoring company ("the plaintiff"), filed a claim with the magistrates court in Tel-Aviv against the Company, Bental and ten others ("the respondents"), jointly and severally, for the amount of 6,151 thousand NIS (approximately $1,620). The plaintiff's case against the Company and Bental is based on invoices that were presented to the plaintiff by supplier of the Company and Bental ("the supplier"), by virtue of assignment of rights, which were originally issued to the Company and Bental by the supplier for certain alleged services. On February 5, 2012, the Company and Bental filed for its statement of defense, in which it denied the plaintiff's claims and clarified that it acted according to the deed of assignment of rights, and that the invoices neither represent nor reflect real transactions and/or real services which were rendered. The Company and Bental and their legal advisor are of the opinion that their exposure due to the claim filed is not probable to be materialized and thus no provision was recorded in regard of that claim of December 31, 2012.

e.	Guarantees:

(1)
Bental provides bank guarantees to third parties, in the ordinary course of business, mainly in order to secure certain advances from customers. The maximum credit risk for these guarantees totaled approximately $97 as of December 31, 2012.

(2)
In order to secure TAT's liability to the Israeli customs, the Company provided a bank guarantee in the amount of $157. The guarantee is linked to the consumer price index and is valid until December 2013.

(3)	See also note 13(f) for restricted cash deposit against certain loans and guarantees.

(4)
See also note 10(h) for details of a guarantee provided by Piedmont in respect of FAVS debt. As of December 31, 2012, the amount of this guarantee is $4,600 (such guarantee was released on March 18, 2013, see also note 3(a)).

f.	Covenants and liens on assets:

1)
In connection with its line of credit, Limco-Piedmont is obligated to meet minimal borrowing base and certain financial covenants. The utilization of the credit line is subject to compliance with the following financial covenants as agreed with the lending U.S bank:

(i)
Tangible net worth of not less than $51,500 (on August 20, 2012 concluded with the U.S bank to set this covenant at $49,500). As of December 31, 2012 and 2011 Limco-Piedmont's tangible net worth was $51,533 and $53,879, respectively;

(ii)	Total liabilities to tangible net worth ratio of less than 1.0. As of December 31, 2012 and 2011 Limco-Piedmont's leverage was 0.18 and 0.25, respectively; and

(iii)	Net financial assets of not less than $10,000. As of December 31, 2012 and 2011 Limco-Piedmont's net financial assets amount was $20,667 and $24,554, respectively.

 Accordingly, as of December 31, 2012 and 2011 Limco-Piedmont met all financial covenants.

2)
In order to secure bank loans in the remaining amount of $2,477 as of December 31, 2012, TAT granted a specific lien on Bental's shares held by TAT and designated certain deposit in the amount of $350 for pledge upon request from the bank (such amount was released on November 7, 2012 together with the prepayment of $775 - see also note 11(a)(2)). In addition, TAT is obligated to meet certain covenants including:

(i)
TAT's shareholders' equity will not be less than $30,000 and 30% out of its total assets. As of December 31, 2012 and 2011 TAT's shareholders' equity was $82,233 and $86,370, representing 76% and 75%, respectively of its total assets);

(ii)
Bental's net debt (less cash and designated certain deposit) to its operational profit ratio will be less than 4.0. As of December 31, 2012 Bental has net financial assets. As of December 31, 2011 the ratio was 1.1.

(iii)
Bental's shareholders' equity will not be less than NIS 25 million (approximately $6,550) and 50% of its total assets (as of December 31, 2012 and 2011 Bental's shareholders' equity was NIS34.8 million (approximately $9,335) and NIS 35.5 million (approximately $9,300), representing 70% and 68%, respectively of its total assets); and

(iv)	TAT's holding interest in Bental will not be less than 70% (as of December 31, 2012 and 2011 TAT's holding interest in Bental is 70%).

 Accordingly, as of December 31, 2012 and 2011, TAT met all financial covenants as agreed.

3)
In order to secure bank loans in the amount of $1,185 (remaining balance of $523 as of December 31, 2012) , Bental granted floating liens on all of its property and assets, fixed lien on its unpaid share capital and goodwill and first priority liens on its property, plant and equipment, checks and other trading instruments. In addition, Bental is obligated to certain covenants including:

(i)	Bental's debt to EBITDA ratio will be less than 3.0. As of December 31, 2012 and 2011 the ratio was (2.4) and 2.1, respectively; and

(ii)
Bental's tangible shareholders' equity will not be less than NIS 20 million (approximately $5,300) and not less than 30% of its total assets. As of December 31, 2012 and 2011 Bental's tangible shareholders' equity was NIS 34.8 million (approximately $9,335) and NIS 35.5 million (approximately $9,300), representing 70% and 69%, respectively of its total assets.

 Accordingly, as of December 31, 2012, Bental met all financial covenants as agreed.

4)	A lien on Bental Approved Enterprise has been registered in favor of the State of Israel (see note 15(b) below).

5)
In order to secure the guarantee Piedmont provided to FAvS as mentioned on note 10(h), Piedmont granted a lien on a bank deposit in the amount of $2,300, which is recorded as restricted deposit in the balance sheet as of December 31, 2012.

SHAREHOLDERS' EQUITY (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
SHAREHOLDERS' EQUITY
NOTE 14 -	SHAREHOLDERS' EQUITY

a.
TAT's Ordinary shares confer upon their holders voting rights, the right to receive dividends, if declared, and any amounts payable upon the dissolution, liquidation or winding up of the affairs of TAT.

b.	Treasury purchase plan

On May 21, 2012, TAT's Board of Directors approved a stock repurchase plan under Rule 10b5-1 of the Securities Exchange Act of 1934.  The plan was for a period of 6 months and provided for the purchase of shares in an aggregate amount of up to $0.5 million dollars. Such plan replaced and superseded a prior repurchase plan approved by TAT's Board of Directors on February 21, 2012. On November 21, 2012, the term of such stock repurchase plan ended. As of such date, the Company had purchased 16,433 shares for approximately $70 thousands (average of $4.29 per share) constituting less than 0.1% of TAT's issued shares.

The repurchased shares became dormant as defined in the Israeli Companies Law.

A reconciliation of opening and closing balances of the number of ordinary shares is presented below:

	2012	2011
Balance outstanding at beginning of year	8,815,003	8,815,003
Purchase of treasury shares	(16,433)	-
Balance outstanding at end of year	8,798,570	8,815,003

c.	Stock option plans

(1)
On August 14, 2008, TAT's Board of Directors approved the grant of 65,477 unregistered options in three Series A, B and C to its Chief Executive Officer. Each option of Series A, B and C vests over two, three and four years commencing May 19, 2008, respectively, and expires three years after vesting. Each Series A, B and C option can be exercised into one Ordinary share NIS 0.9 par value, for an exercise price of $6.15 (adjusted for dividend distribution and other equity changes as defined in the option grant terms). Alternatively, the Chief Executive Officer can opt to receive TAT's Ordinary shares based on the value of the appreciation over the exercise price.

The weighted average fair value of stock options granted at the grant date, is $2.69, $2.9 and $3.15, for Series A, B and C, respectively, based on the Black-Scholes option-pricing model with the following weighted average assumptions:

	Series A	Series B	Series C

Number of options	21,826	21,826	21,825
Weighted average expected stock price volatility	60.05%	55.96%	54.57%
Weighted average expected option life (in years)	3.25	4.25	5.25
Average risk free interest rate	2.72%	2.94%	3.15%
Dividend yield	0%	0%	0%

The expected volatility is based on the historical volatility of the Company's stock. The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the stock options granted. The expected term of options is based on the simplified method as allowed under and ASC 718-10-S99 and 110 issued by the SEC (the "simplified method").  The simplified method assumes the option will be exercised midway between the vesting date and the contractual term of the option.  The Company is able to use the simplified method as the options qualify as "plain vanilla" options as defined by ASC 718-10-S99 and since the Company does not have sufficient historical exercise data to provide a reasonable basis to estimate expected term.  The dividend yield is derived from the absence of formal dividend distribution plan.

(2)
Following the approval of TAT's Audit committee and Board of Directors, on June 28, 2012, the Company's shareholders approved the 2012 stock option plan (the "2012 Plan") to grant up to 380,000 options to purchase Ordinary shares, 0.9 NIS par value, of the Company to senior executives and certain members of the Board of Directors, at an exercise price of $6.5 per share. The Options vest over a three-year period (one-third each year), the vesting of 50% of the Options is subject, in addition, to certain minimum shareholders' equity during a period of 4 years from the grant date, unless the optionee is no longer employed by the Company, in which case the options will be considered forfeited within 30 days. On August 21, 2012, pursuant to the 2012 Plan, TAT's Board of Directors approved the grant of 330,000 Options, which were granted on October 4, 2012 (out of which 45,000 options were forfeited on October 30, 2012).

The fair value of the Company's stock options granted under the 2012 plan for the year ended December 31, 2012 was estimated using the following assumptions:

2012

Expected stock price volatility	41.57% - 43.4%
Expected option life (in years)	2.23 - 3.23
Risk free interest rate	0.23% - 0.32%
Dividend yield	9.8%

The Company uses the Black-Scholes option pricing model to determine the weighted average fair value of options. The volatility factor used in the Black-Scholes option pricing model is based on historical stock price fluctuations. The expected term of options is based on the simplified method. The Company is able to use the simplified method as the options qualify as "plain vanilla" options as defined by ASC 718-10-S99 and since the Company does not have sufficient historical exercise data to provide a reasonable basis to estimate expected term. Expected dividend yield is based upon historical and projected dividend activity and the risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the stock options granted.

(3)	The following table is a summary of the activity of TAT's stock Option plan:

	Year ended December 31,
	2012		2011		2010
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at the beginning of the year	43,652	$6.15	65,477	$6.15	65,477	$6.15
Granted	330,000	6.50	-	-	-	-
Expired	(43,652)	6.15	-	-	-	-
Forfeited	(45,000)	6.50	(21,825)	6.15	-	-

Outstanding at the end of the year	285,000	$6.50	43,652	$6.15	65,477	$6.15

Exercisable options	-	$-	43,652	$6.15	21,826	$6.15

The weighted-average grant-date fair value of options granted in 2012 was $0.19. There was no aggregate intrinsic value for the options outstanding for the years ended December 31, 2012, 2011 and 2010.

Compensation expenses (income) attributable to outstanding stock options were $8, $(37) and $49 for the years ended December 31, 2012, 2011 and 2010, respectively. Compensation expense is recognized in the statement of income as an operating expense based on the fair value of the option over the requisite service period. As of December 31, 2012, there was $ 19.4 of total unrecognized compensation cost related to nonvested Share based compensation arrangements granted under the Company's 2012 plan. That cost is expected to be recognized over a weighted-average period of 1.44 years.

Following the resignation of Mr. Fledel, the Company's Chief Executive Officer on December 7, 2011 the 21,825 unvested stock options forfeited and the remaining 43,652 stock options expired on March 6, 2012. As result, the Company recorded for the year ended December 31, 2011 an income from the expiration of such options, in the total amount of $37.

e.	Market Maker for TAT shares traded in Tel Aviv Stock Exchange

On August 15, 2011, TAT entered into a Market Making agreement for its shares traded on the Tel Aviv Stock Exchange (TASE) with Harel Finance Trade & Securities Ltd. for the purpose of improving liquidity of TAT shares. The agreement is for a 12 month period, subject for TASE's approval. The agreement will be automatically extended in 12 month periods, unless otherwise terminated by either of the parties giving 30 days notice or in accordance with certain regulatory circumstances. TAT will pay an immaterial fee in connection with the said agreement.

f.	Dividends

On April 22, 2012, TAT's Board declared a cash dividend in the total amount of $2.5 million (approximately NIS 9.4 million), or $0.283 per share (approximately NIS 1.065 per share), for all of the shareholders of TAT. The dividend was paid on May 17, 2012 to shareholders of record on May 3, 2012.

g.	Accumulated other comprehensive loss

As of December 31, 2012, the entire amount of accumulated other comprehensive loss consists of amounts derived from foreign currency translation.

TAXES ON INCOME (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Income Taxes [Line Items]
INCOME TAXES
NOTE 15 -	TAXES ON INCOME

a.	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985 (the "Inflationary Adjustments Law")

In accordance with the Inflationary Adjustments Law, the results for tax purposes have been measured through 2007, and reflected in real terms in accordance with the changes in the Israeli Consumer Price Index (CPI).  Under the Inflationary Adjustments Law (Amendment No. 20, 2008, ("the amendment"), that was enacted in the Israeli Parliament on February 26, 2008, the provisions of the Inflationary adjustments law will no longer apply to the Company and Bental in 2008 and thereafter. The amendment specifies transitional provisions regarding the discontinuance of the provisions of the Inflationary adjustments law that have applied to the Company and Bental through the end of 2007.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Some facilities of the Israeli companies in Israel have been granted approved enterprise status under the above law.

The main tax benefits available are:

In respect of income derived from the approved enterprise, the Israeli companies were entitled to reduced tax rates during a period of up to seven years from the year in which such enterprise first earn taxable income (limited to twelve years from commencement of production or fourteen years from the date of approval, whichever is earlier).

Income derived from the approved enterprise is tax exempt during the first two years of the seven year tax benefit period as above, and is subject to a reduced tax rate not exceeding 25% during the remaining years of benefits.

In the event of distribution of a cash dividend from income which was tax exempt as above, the Company and Bental would have to pay the 25% tax in respect of the amount distributed. Company has policy not to distribute cash dividends from such exempt income. As of December 31, 2012, the Company had accumulated a total amount of approximately $9,000 of exempt income.

Conditions for the entitlement of benefits

The above mentioned benefits were subject to the fulfillment of the terms specified in the Law, the related regulations and the approval plans as specified above. Failure to fulfill these terms might result the cancellation of the tax benefits (all or some), in which case the Israeli companies will be required to repay all benefits including interest and fines. Management estimates that the Israeli companies comply with all terms as mentioned above.

Preferred Enterprises

Additional amendments to the Law became effective in January 2011 (the "2011 Amendment"). Under the 2011 Amendment, income derived by 'Preferred Companies' from 'Preferred Enterprises' (both as defined in the 2011 Amendment) would be subject to a uniform rate of corporate tax as opposed to the current incentives that are limited to income from Approved or Benefiting Enterprises during their benefits period. According to the 2011 Amendment, the uniform tax rate on such income, referred to as 'Preferred Income', would be 10% in areas in Israel that are designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively, thereafter. Income derived by a Preferred Company from a 'Special Preferred Enterprise' (as defined in the Approved Enterprise) would enjoy further reduced tax rates for a period of ten years of 5% in Zone A and 8% elsewhere. As with dividends distributed from taxable income derived from an Approved Enterprise or Benefiting Enterprise during the applicable benefits period, dividends distributed from Preferred Income would be subject to a 15% tax (or lower, if so provided under an applicable tax treaty), which would generally be withheld by the distributing company. While the Company may incur additional tax liability in the event of distribution of dividends from tax exempt income generated from its Approved and Benefiting Enterprises, no additional tax liability will be incurred by the Company in the event of distribution of dividends from income taxed in accordance with the 2011 Amendment.

Under the transitional provisions of the 2011 Amendment, the Company and Bental elected to irrevocably implement the 2011 Amendment, commencing 2011 and thereafter, and be regarded as a "Preferred Enterprise" with respect to its existing Approved and Benefiting Enterprises while waiving benefits provided under the legislation prior to the 2011 Amendment.

Bental is located in area in Israel that is designated as Development Zone A and as such entitled to reduce tax rates of 10% during 2011-2012, 7% in 2013-2014, and 6% thereafter.

TAT is located in area in Israel that is designated as elsewhere and as such entitled to reduce tax rates of 15% during 2011-2012, 12.5% in 2013-2014, and 12.0% thereafter.

c.	Reduction of Israeli corporate tax rate

The statutory rate of the Israeli corporate tax is as follows: 2012- 25%, 2011- 24% and 2010- 25%. In July 2009, the "Knesset" (Israeli Parliament) passed the Law for Economic Efficiency (Amended Legislation for Implementing the Economic Plan for 2009 and 2010), 2009, which prescribes, among others, an additional gradual reduction in the rates of the Israeli corporate tax and real capital gains tax starting 2011 to the following tax rates: 2012 - 23%, 2013 - 22%, 2014 - 21%, 2015 - 20%, 2016 and thereafter - 18%.

On December 6, 2011, the Knesset (Israel's Parliament) passed a law for changing the tax burden (Legislative Amendments), which cancels, among others, the gradual reduction in the corporate tax rates in Israel. In addition, the corporate tax in Israel was increased to 25% from the beginning of 2012. The effect of the abovementioned change on the financial statements is immaterial.

d.	U.S. subsidiaries U.S. subsidiaries are taxed based on federal and state tax laws. The effective tax rate for 2012, 2011, and 2010 was 38%.

e.	Tax assessments

TAT's income tax assessments are considered final through 2007. TAT's and TAT Industries' tax years 2008 through 2011 are under an assessment process by the Israeli Tax authorities. Final tax assessments have not been received yet.

Bental income tax assessments are considered final through 2008.

Limco-piedmont income tax assessments are considered final through 2007.

TAT-GAL which was incorporated in 2008 has not received final tax assessment yet.

The Company and TAT Industries file a consolidated tax report for the Israeli tax authorities. Accordingly, each one the companies are entitled to use its tax losses (resulted from the first year of consolidated tax report) against taxable income of the other company and subject to certain limitations.

f.	Income tax reconciliation:

A reconciliation of the theoretical tax expense assuming all income is taxed at the statutory rate to taxes on income (tax benefit) as reported in the statements of income:

	Year ended December 31,
	2012	2011	2010
Income (loss) before taxes on income (tax benefit) as reported in the statements of income	$4,070	$(1,730)	$(6,906)

Statutory tax rate in Israel	25%	24%	25%

Theoretical taxes on income (tax benefit)	$1,018	$(415)	$(1,726)

Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	434	(86)	(1,118)
Reduced tax rate on income derived from "Preferred Enterprises" plans	(114)	177	-
Exempt income	(4)	(10)	-
Permanent differences	387	(36)	-
Valuation allowance	499	-	-
Deferred taxes on impairment of share in affiliated company	-	-	(1,332)
Tax in respect of prior years	(83)	(80)	(50)
Non-deductible expenses	(51)	134	73
Taxes on income (tax benefit) as reported in the statements of income (loss)	$2,086	$(316)	$(4,153)

g.	Income (loss) before taxes on income (tax benefit) is comprised as follows:

	Year ended December 31,
	2012	2011	2010

Domestic (Israel)	$837	$964	$2,766
Foreign (United States)	3,233	(2,694)	(9,672)

	$4,070	$(1,730)	$(6,906)

h.	Taxes on income (tax benefit) included in the statements of income:

	Year ended December 31,
	2012	2011	2010
Current:
Domestic (Israel)	$282	$371	$570
Foreign (United States)	287	213	(611)

	569	584	(41)
Deferred:
Domestic (Israel)	119	218	46
Foreign (United States)	1,481	(1,038)	(4,108)

	1,600	(820)	(4,062)
Previous years:
Domestic (Israel)	(45)	(126)	(50)
Foreign (United States)	(38)	46	-
	(83)	(80)	(50)

	$2,086	$(316)	$(4,153)

i.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of TAT's deferred tax liabilities and assets are as follows:

	December 31,
	2012	2011
Deferred tax assets (liabilities):
Allowance for doubtful accounts	$133	$73
Unrealized gains	131	138
Provisions for employee benefits	270	227
Inventory	1,171	1,939
Other temporary differences	417	187
Deferred tax assets - short-term- other accounts receivables	$2,122	$2,564

Goodwill and intangible assets	$884	$1,273
Property, plant and equipment	707	762
Provisions for employee benefits and other temporary differences	64	70
Tax credits carryforward	274	106
Capital and state tax losses carryforward	1,823	184
Net operating losses carryforward	606	1,458
Deferred tax assets, before valuation allowance - Long-term	4,358	3,853
Valuation allowance	(1,823)	(184)
Deferred tax assets, net - Long-term	$2,535	$3,669

Other temporary differences Deferred tax Liabilities - Short-term- other accounts payable	$(126)	$(179)

Property, plant and equipment and intangible assets	(1,457)	(1,388)
Other	(33)	(25)
Deferred tax Liabilities - Long-term	$(1,490)	$(1,413)

As of December 31, 2012, TAT did not provide a valuation allowance in respect of deferred tax assets, since management currently believes that it is more likely than not that the deferred tax asset will be realized in the future. For capital losses and certain state tax losses, incurred by the U.S. subsidiaries, the Company provides valuation allowance as it cannot predict its future realization.

The following table summarizes the changes in the valuation allowance for deferred tax assets:

Balance, January 1, 2010	$-
Addition charged to expenses	200

Balance, December 31,2010	200
Deductions	(16)

Balance, December 31,2011	184
Addition charged to expenses	1,639

Balance, December 31,2012	$1,823

TAT does not intend to distribute earnings of a foreign subsidiary aggregating up to approximately $12,000 (tax earnings and profits) as of December 31, 2012, and accordingly, no deferred tax liability has been established relative to these earnings. If such profits and earnings are distributed by cash dividend, it would be taxed at tax rate applicable to such distribution (25%) and an income tax liability of up to approximately $3,000 would be incurred as of December 31, 2012.

TAT does not intend to distribute tax-exempt earnings deriving from Approved Enterprise aggregating approximately $9,000 as of December 31, 2012, and accordingly, no deferred tax liability has been established related to these earnings. See also Note 15(b). If such tax-exempt income is distributed by cash dividend (including a liquidation dividend), it would be taxed at the reduced corporate tax rate applicable to such profits (25%) and an income tax liability of up to approximately $2,250 would be incurred as of December 31, 2012.

j.	A reconciliation of the beginning and ending amount of unrecognized provision is as follows:

Amount

Balance at January 1, 2010	$-
Additions for tax positions of prior years	84
Balance at December 31, 2010	84
Exchange rate differences	2
Balance at December 31, 2011	86
Exchange rate differences	(2)
Balance at December 31, 2012	$84

Unrecognized tax benefits, mainly of a long-term nature, at December 31, 2012, 2011 and 2010 amounted to $(1), $2 and $84, respectively. All of the above amounts of unrecognized tax benefits would affect the effective tax rate if recognized. The Group does not expect unrecognized tax benefits to change significantly over the next 12 months.

SEGMENT INFORMATION (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
SEGMENT INFORMATION
NOTE 16 -	SEGMENT INFORMATION

a.	Segment Activities Disclosure:

TAT operates under four segments: (i) Original Equipment Manufacturing or "OEM" of Heat Management Solutions (ii) Heat Transfer Services and Products (iii) Maintenance, Repair and Overhaul or "MRO" services for Aviation Components and (iv) OEM of Electric Motion Systems.

-
OEM of Heat Management Solutions primarily includes the design, development, manufacture and sale of (i) a broad range of heat transfer components (such as heat exchangers, pre-coolers and oil/fuel hydraulic coolers) used in mechanical and electronic systems on-board commercial, military and business aircraft; (ii) environmental control and cooling systems on board aircraft and for ground applications; and (iii) a variety of other electronic and mechanical aircraft accessories and systems such as pumps, valves, power systems and turbines.

-
Heat Transfer Services and Products primarily includes the maintenance, repair and overhaul of heat transfer equipment and in a lesser extent, the manufacturing of certain heat transfer products. TAT's Limco subsidiary operates an FAA certified repair station, which provides heat transfer MRO services and products for airlines, air cargo carriers, maintenance service centers and the military.

-
MRO services for Aviation Components primarily includes the maintenance, repair and overhaul of APUs, landing gear and other aircraft components. TAT's Piedmont subsidiary operates an FAA certified repair station, which provides aircraft component MRO services for airlines, air cargo carriers, maintenance service centers and the military.

-	OEM of Electric Motion Systems primarily includes the design, development, manufacture and sale of a broad range of electrical motor applications for airborne and ground systems.

The Group's chief operating decision-maker (CEO of the Company) evaluates performance, makes operating decisions and allocates resources based on financial data consistent with the presentation in the accompanying financial statements.

TAT evaluates segment performance based on revenue and operating income. The operating income reported in TAT's segments excludes other unallocated amounts. Although such amounts are excluded from the business segment results, they are included in reported consolidated earnings.

b.	Segments statement operations disclosure:

The following financial information is the information that management uses for analyzing the segment results. The figures are presented in consolidated method as presented to management.

The following financial information is a summary of the operating income of each operational segment:

	Year ended December 31, 2012
	OEM of Heat Management Solutions	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Elimination from inter companies sale	Consolidated

Revenues
Sale of products and services	$27,944	$10,007	$27,529	$22,442	$-	$-	$87,922
Intersegment revenues	3,088	-	180	-	-	(3,268)	-
Total revenues	31,032	10,007	27,709	22,442	-	(3,268)	87,922

Cost of revenues	23,105	8,043	19,671	19,044	-	(3,281)	66,582
Gross profit	7,927	1,964	8,038	3,398	-	13	21,340

Research and development expenses	581	157	414	-	-	-	1,152
Selling and marketing expenses	1,476	527	1,049	374	-	-	3,426
General and administrative expenses	3,530	1,377	3,270	3,310	-	-	11,487
Impairment of goodwill	-	1,015	-	-	-	-	1,015
Other expense (income)	(13)	22	-	-	-	-	9
Operating income (loss)	2,353	(1,134)	3,305	(286)	-	13	4,251

Financial expense, net	-	-	-	-	(181)	-	(181)
Income before taxes on income							$4,070

	Year ended December 31, 2011
	OEM of Heat Management Solutions	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Elimination from inter companies sale	Consolidated

Revenues
Sale of products and services	$25,993	$11,658	$27,600	$20,146	$-	$-	$85,397
Intersegment revenues	4,027	-	3	-	-	(4,030)	-
Total revenues	30,020	11,658	27,603	20,146	-	(4,030)	85,397

Cost of revenues	22,660	9,388	20,173	17,882	-	(3,884)	66,219
Write down of inventory and impairment charges of long lived assets	-	298	-	5,465	-	-	5,763
Gross profit	7,360	1,972	7,430	(3,201)	-	(146)	13,415

Research and development expenses	455	331	-	-	-	-	786
Selling and marketing expenses	1,203	619	1,026	591	-	-	3,439
General and administrative expenses	3,787	1,501	3,035	2,626	-	-	10,949
Other expense (income)	(190)	21	-	-	-	-	(169)
Operating income (loss)	2,105	(500)	3,369	(6,418)	-	(146)	(1,590)

Financial expense, net	-	-	-	-	(380)	-	(380)
Loss before tax benefit							$(1,970)

	Year ended December 31, 2010
	OEM of Heat Management Solutions	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Elimination from inter companies sale	Consolidated

Revenues
Sale of products and services	$26,012	$13,046	$24,365	$16,332	$-	$-	$79,755
Intersegment revenues	3,639	-	104	-	-	(3,743)	-
Total revenues	29,651	13,046	24,469	16,332	-	(3,743)	79,755

Cost of revenues	22,425	10,092	18,005	14,631	-	(3,965)	61,188
Write down of inventory	-	-	-	3,500	-	-	3,500
Gross profit	7,226	2,954	6,464	(1,799)	-	222	15,067

Research and development expenses	274	377	-	-	-	-	651
Selling and marketing expenses	1,186	526	1,014	749	-	-	3,475
General and administrative expenses	3,598	1,572	2,649	5,013	-	-	12,832
Impairment of goodwill and intangible assets	-	-	456	4,248	-	-	4,704
Operating income (loss)	2,168	479	2,345	(11,809)	-	222	(6,595)

Financial expense, net	-	-	-	-	(111)	-	(111)
Other expenses	-	-	-	-	(200)	-	(200)
Loss before tax benefit							$(6,906)

c.	The following financial information identifies the assets to segment:

	As of December 31, 2012
	OEM of Heat Management Solutions	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Assets	$34,162	$12,707	$26,469	$17,819	$16,354	$107,511
Depreciation and amortization	973	498	735	197	-	2,403
Expenditure for segment assets	1,047	247	756	344	-	2,394

	As of December 31, 2011
	OEM of Heat Management Solutions	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Assets	$33,972	$13,941	$27,242	$20,380	$19,783	$115,318
Depreciation and amortization	1,137	655	758	721	-	3,271
Expenditure for segment assets	924	352	638	1,391	-	3,305
Goodwill	-	1,042	-	-	-	1,042

	As of December 31, 2010
	OEM of Heat Management Solutions	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Assets	$36,949	$17,501	$21,559	$23,588	$21,830	$121,427
Depreciation and amortization	1,220	671	704	787	-	3,382
Expenditure for segment assets	739	826	625	896	-	3,086
Goodwill	-	1,156	-	-	-	1,156

ENTITY-WIDE DISCLOSURE (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
ENTITY-WIDE DISCLOSURE
NOTE 17 -	ENTITY-WIDE DISCLOSURE

a.	Total revenues and long-lived assests - by geographical location were as follows:

	Year ended December 31,
	2012		2011		2010
	Total revenues	Long-lived assets	Total revenues	Long-lived assets	Total revenues	Long-lived assets
Sale of products
Israel	$18,043	$8,417	$18,945	$8,528	$23,223	$9,103
United states	17,023	-	20,975	-	7,193	-
France	4,604	-	3,264	-	2,971	-
Rest of Europe	2,402	-	2,784	-	2,596	-
Other	4,198	-	1,540	-	2,971	-
	$46,270	$8,417	$47,508	$8,528	$38,954	$9,103

	Year ended December 31,
	2012		2011		2010
	Total revenues	Long-lived assets	Total revenues	Long-lived assets	Total revenues	Long-lived assets

Services
Israel	$468	$-	$384	$-	$410	$-
United states	25,648	4,493	24,029	4,325	25,582	5,340
Netherland	3,303	-	4,378	-	3,750	-
Rest of Europe	4,624	-	3,875	-	4,823	-
Other	7,609	-	5,223	-	6,236	-
	$41,652	$4,493	$37,889	$4,325	$40,801	$5,340

b.	Major Customers

No single customer accounted for 10% or more of Group's total net revenue in any year presented.

SELECTED STATEMENTS OF INCOME DATA (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
SELECTED STATEMENTS OF INCOME DATA
NOTE 18 -	SELECTED STATEMENTS OF INCOME DATA

	Year ended December 31,
	2012	2011	2010
Financial income (expenses), net:

Financial income:
Foreign currency gains	$1,301	$1,168	$1,102
Derivatives	399	352	149
Interest on cash equivalents, short-term bank deposits and others	348	308	319

	2,048	1,828	1,570

Financial expenses:
Bank charges	(84)	(84)	(177)
Interest on short-term loans	(98)	(98)	(78)
Interest on long-term loans	(185)	(210)	(211)
Foreign currency losses	(1,433)	(1,159)	(1,215)
Derivatives	(321)	(642)	-
Others	(108)	(15)	-
	(2,229)	(2,208)	(1,681)

	$(181)	$(380)	$(111)

SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION
NOTE 19 -	SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION

	Warranty provision	Inventory Reserve	Allowance for Doubtful Accounts

Balance, as of January 1, 2010	$401	$2,309	$2,360

Additions	112	3,997	259
Write-offs, net of recoveries	(172)	(1,590)	(200)

Balance, as of December 31, 2010	341	4,716	2,419

Additions	169	2,717	31
Write-offs, net of recoveries	(222)	(844)	(2,260)

Balance, as of December 31, 2011	288	6,589	190

Additions	196	649	258
Write-offs, net of recoveries	(208)	(669)	(72)

Balance, as of December 31, 2012	$276	$6,569	$376

SIGNIFICANT ACCOUNTING POLICIES (Policies) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Shareholders Equity [Line Items]
Use of estimates in the preparation of financial statement
a.	Use of estimates in the preparation of financial statement

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclose the nature of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates.

As applicable to these financial statements, the most significant estimates and assumptions relate to: revenue recognition, recoverability of inventory, provision for doubtful accounts, fair value measurement of available for sale marketable securities, impairment of goodwill, intangible assets and long lived assets, impairment of investment in affiliated company, contingencies, provision for taxes and the realizability of deferred tax assets.

Functional currency
b.	Functional currency

The majority of the TAT's revenues are generated in U.S. dollars ("dollars") and a substantial portion of TAT's costs are incurred in dollars. In addition, a significant portion of the TAT's financings has been obtained in dollars. Accordingly, the dollar is the currency of the primary economic environment in which TAT operates and accordingly its functional and reporting currency is the dollar.

Limco's and Piedmont's ("U.S. subsidiaries") revenues are generated in dollars and its costs are incurred in dollars. In addition, the U.S. subsidiaries financing has been obtained in dollars. Accordingly, the dollar is the currency of the primary economic environment in which the U.S. subsidiaries operate and accordingly its functional and reporting currency is the dollar.

Monetary accounts maintained in currencies other than the dollar are re-measured using the representative foreign exchange rate at the balance sheet date. Operational accounts and non-monetary balance sheet accounts are measured and recorded at the rate in effect at the date of the transaction. The effects of foreign currency re-measurement are recorded in financial income (expenses), net.

Most of Bental's revenues are generated in New Israeli Shekel ("NIS") and a substantial portion of Bental's costs are incurred in NIS. In addition, Bental's financing has been obtained in NIS. Accordingly, the NIS is the currency of the primary economic environment in which Bental operates and accordingly its functional and reporting currency is the NIS. For Bental whose functional currency has been determined to be the NIS, assets and liabilities are translated at year-end exchange rates, and statement of operations items are translated at average exchange rates prevailing during the year. Resulting translation differences are recorded as a separate component of accumulated other comprehensive income (loss) in equity.

Principles of consolidation
c.	Principles of consolidation

The consolidated financial statements include the accounts of TAT and its subsidiaries. In these financial statements, "subsidiaries" are companies over which TAT has over 50% voting control and the financial statements of which are consolidated with those of the Company.

Intercompany balances and transactions, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation. Non-controlling interests are included in equity.

Cash and Cash equivalents
d.	Cash and Cash equivalents

All highly liquid investments, which include short-term bank deposits and money market accounts, that are not restricted as to withdrawal or use, and short-term debentures, the period to maturity of which do not exceed three months at the time of investment, are considered to be cash equivalents.

Restricted deposits
e.	Restricted deposits

Restricted deposits primarily consist of cash deposits securing a guarantee provided by the Group to an affiliated company and securing a loan provided to the Company by a financial institution; see note 13(f)(2) and 13(f)(5) for additional information. Classification of restricted deposits as current or non current assets takes into consideration the expected release date.

Marketable securities
f.	Marketable securities

Marketable securities consist of debt securities classified as available-for-sale and are recorded at fair value. The fair value of quoted securities is based on current market value. When securities do not have an active market, fair value is determined using a valuation model. This model is based on reference to other instruments with similar characteristics, or a discounted cash flow analysis, or other pricing models making use of market inputs and relying as little as possible on entity-specific inputs. Changes in fair value, net of taxes, are reflected in other comprehensive income (loss).

Realized gains and losses on sale of the securities are included in the consolidated statements of operations as financial income (expenses).

An other-than-temporary impairment has occurred if the Group does not expect to recover the entire amortized cost basis of the debt security. If the Group does not intend to sell the impaired debt security, and it is not more likely than not it will be required to sell the debt security before the recovery of its amortized cost basis, the amount of the other-than-temporary impairment recognized in earnings, recorded in financial expense, net, is limited to the portion attributed to credit loss. The remaining portion of the other-than-temporary impairment related to other factors is recognized in other comprehensive income (loss).

Trade accounts receivable, net
g.	Trade accounts receivable, net

The Group's accounts receivable balances are due from companies primarily in the airline and defense industries. Credit is extended based on evaluation of a customer's financial condition and generally, collateral is not required. Trade accounts receivable from sales of services and products are typically due from customers within 30 - 90 days. Trade accounts receivable balances are stated at amounts due from customers net of an allowance for doubtful accounts. Accounts outstanding longer than their original contractual payment terms are considered past due. The Group determines its allowance by considering a number of factors, including the length of time accounts receivable are past due, the Group's previous loss history from such customers, customer's current ability to pay its obligation to TAT and the condition of the general economy and the industry as a whole. The Group writes-off accounts receivable when they become uncollectible. Payments subsequently received on such receivables are credited to the allowance for doubtful accounts. The allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection.

Inventories
h.	Inventories

Inventories are measured at the lower of cost or market.

Cost of inventories is determined as follows:

Raw materials and parts	-	On the basis of actual cost or standard cost.

Work in progress	-	On the basis of actual cost or standard cost which takes into account materials, labor and other direct and indirect manufacturing costs, or identifiable direct costs.

Finished goods	-	On the basis of actual cost or standard cost which takes into account materials, labor and other direct and indirect manufacturing costs, or identifiable direct costs.

Since the Group sells products and services related to airplane accessories (heat transfer equipment, defined in note 1, APU's, landing gears etc.) for airplanes that can be in service for 20 to 50 years, it must keep a supply of such products and parts on hand while the airplanes are in use. The Group writes down its inventory for estimated obsolescence and unmarketable inventory equal to the difference between the cost of inventory and estimated market value based upon assumptions for future demand and market conditions.

Property, plant and equipment
i.	Property, plant and equipment

Property, plant and equipment are stated at cost, after deduction of investment grants from Israel, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

years

Buildings	25
Machinery and equipment	4 - 10 (mainly 10)
Motor vehicles	6 - 7
Office furniture and equipment	3 - 17 (mainly 7)
Software	3

Leasehold improvements are included in buildings and amortized using the straight line method over the period of the lease contract, or the estimated useful life of the asset, whichever is shorter.

Grants from Office of the Chief Scientist of Israel ("OCS"):
j.	Grants from Office of the Chief Scientist of Israel ("OCS"):

Grants received from the OCS for approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and included as a deduction from research and development expenses.  Due to the fact that the Company is defined as "Traditional Industry Company", under the OCS regulations, these grants are non-royalty bearing.

Investment in Company Accounted for using the Equity Method
k.	Investment in Company Accounted for using the Equity Method

Investment in which the Group exercises significant influence and which is not considered a subsidiary ("affiliate") is accounted for using the equity method, whereby the Group recognizes its proportionate share of the affiliated company's net income or loss after the date of investment. Significant influence is presumed to exist when the Group holds between 20%-50% of an affiliated company's voting instruments.

The Group reviews this investment for impairment whenever events indicate the carrying amount may not be recoverable. See note 3(b).

Goodwill
l.	Goodwill

Goodwill reflects the excess of the consideration paid or transferred plus the fair value of any non-controlling interest in the acquired entity at the acquisition date over the fair values of the identifiable assets acquired and liabilities assumed.

Goodwill is not amortized, but rather tested for impairment by assessing the fair value of the Group's various reporting units, annually on September 30, or whenever events or circumstances present an indication of potential impairment.

Goodwill impairment testing is a two-step process. The first step involves comparing the fair value of a company's reporting units to their carrying amount. If the fair value of the reporting unit is determined to be greater than its carrying amount, there is no impairment. If the reporting unit's carrying amount is determined to be greater than the fair value, the second step must be completed to measure the amount of impairment, if any. Step two calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit from the fair value of the reporting unit as determined in step one. The implied fair value of the goodwill in this step is compared to the carrying value of goodwill. If the implied fair value of the goodwill is less than the carrying value of the goodwill, an impairment loss equivalent to the difference is recorded.

Determining the fair value of a reporting unit requires the exercise of judgment on the part of management and involves the use of estimates and assumptions, including with respect to: (i) future revenues and operating margins used in order to calculate projected future cash flows; (ii) discount rates reflecting the relevant risks associated with companies comparable to the applicable reporting unit; (iii) competitive and economic environments; and (iv) appropriate industry comparables. There are a number of generally accepted methods used for valuing a business. These methods may be used alone or in combination with one another. The 'income method' uses forecasted cash flows as a basis to value the business. An aggregate present value is calculated for future cash flows using a separately computed discount rate. The advantage of this method is that it facilitates an analysis of company-specific forecasted operating data and their impact upon the value of a business. The 'market-based' method identifies business entities with publicly traded securities whose business and financial risks are comparable to those of the business being valued. The pricing multiple of the companies selected are used to derive the market value of the business under analysis. This method has the advantage of objectivity since it is based upon external, publicly-available data.

During the year ended December 31, 2012, management concluded that the carrying value of goodwill of the OEM of Electric Motion Systems reporting unit, exceeded its implied fair value and, accordingly, recorded an impairment charge in the amount of $1,015 (which was the entire balance of goodwill included in this reporting unit). See note 8 for additional information.

For the year ended December 31, 2011, no goodwill impairment charges were recorded.

During the year ended December 31, 2010, management concluded that the carrying value of goodwill of the MRO services for aviation components reporting unit, exceeded its implied fair value and, accordingly, recorded an impairment charge in the amount of $4,223. See note 8 for additional information.

Impairment of long-lived assets
m.	Impairment of long-lived assets

The Group tests long-lived assets for impairment, whenever events or changes in circumstances indicate that the carrying amount of the asset (asset group) may not be recoverable. When required, the Group records charges for impairment of long-lived assets for the amount by which the present value of future cash flows, or some other fair value measure, is less than the carrying value of these assets (see also notes 7 and 8).

As of December 31, 2012 and 2011, all the Group's identifiable intangible assets have been amortized or written off.

Treasury Shares
n.	Treasury Shares

Company shares held by the Company are presented as a reduction of TAT's shareholders' equity at their cost to the Company.

Revenue recognition
o.	Revenue recognition

The Group generates its revenues from the sale of its OEM products and systems and from providing MRO services (remanufacture, maintenance, repair and overhaul services and long-term service contracts) and parts services.

Revenues from the sale of products are recognized when persuasive evidence of an arrangement exists, delivery of the product has occurred, provided the collection of the resulting receivable is reasonably assured, the price is fixed or determinable and no significant obligation exists. The Group does not grant a right of return.

Revenues from product sales are recognized when the product is shipped to the customer and title passes to the customer.

Revenues from multi-year, fixed price contracts for OEM customers are recognized when a product is shipped (and title passes) to the customer. Management provides for losses as soon as a loss is expected for the remaining portion of such contracts. For the years ended December 31, 2012, 2011 and 2010, no losses have been recognized for such fixed price contracts.

Revenues from MRO services are recognized as services are performed, at the time when the customer-owned material is shipped back to the customer.

Revenues from some maintenance contracts are recognized over the contract period in proportion to the costs expected to be incurred in performing services under the contract. The Group estimates the costs that are expected to be incurred based on its experience with the aggregate costs incurred and to be incurred on contracts of this nature. The costs incurred related to the maintenance contracts are not incurred on a straight-line basis, as the timing to provide the maintenance services is dependent on when parts under these contracts require maintenance. Therefore, the Group accrues revenue as costs are incurred. These revenues are then compared to actual results and adjusted to either deferred revenue for results greater than historical estimates or expensed in those cases of performance less than historical estimates.  These accounts are reviewed on a timely basis and adjusted (if required) based on cost structures.

Revenues from royalties from sales of products developed with the Group's intellectual property, technology and technical assistance are recognized when the related sales are made.

Shipping and handling costs
p.	Shipping and handling costs
Shipping and handling costs billed to customers are included in revenue. The cost of shipping and handling products is included in costs of revenues.

Warranty costs
q.	Warranty costs

The Group provides warranties for its products and services ranging from one to three years, which vary with respect to each contract and in accordance with the nature of each specific product.

The Group estimates the costs that may be incurred under its warranty and records a liability in the amount of such costs at the time the product is shipped. The Group periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

Research and development
r.	Research and development
Research and development costs, net of grants, are charged to expenses as incurred.

Fair value measurement
s.	Fair value measurement

The Group measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data or active market data for similar but not identical assets or liabilities.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers credit risk in its assessment of fair value.

Concentrations of credit risk
t.	Concentrations of credit risk

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, restricted deposits, marketable securities and accounts receivable.

Cash, cash equivalents and restricted deposits are deposited with major banks in Israel and the United States. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold Group's cash, cash equivalents and restricted deposits are financially sound. Accordingly, minimal credit risk exists with respect to these financial instruments.

The Group's marketable securities include investments in debentures. Management believes that the companies that issued the debentures are financially sound, the portfolio is well diversified, and accordingly, minimal credit risk exists with respect to the marketable securities. See also note 4 for details about the auction rate securities impairment loss in 2011.

The Group's accounts receivable are derived mainly from sales to customers in the United States, Israel and Europe. The Group generally does not require collateral; however, in certain circumstances the Group may require letters of credit. Management believes that credit risks relating to accounts receivable are minimal since the majority of the Group's customers are world-leading manufacturers of aviation systems and aircrafts, international airlines, governments and air-forces, and world-leading manufacturers and integrators of defense and ground systems.  In addition the Group has relatively a large number of customers with wide geographic spread which mitigates the credit risk. The Group performs ongoing credit evaluation of its customers' financial condition.

Income taxes
u.	Income taxes

Income taxes are accounted for in accordance with ASC 740 "Income Taxes". This statement prescribes the use of the asset and liability method, whereby deferred tax assets and liabilities account balances are determined based on temporary differences between financial reporting and tax basis of assets and liabilities and for tax loss carry-forwards. Deferred taxes are measured using the enacted laws and tax rates that will be in effect when the differences are expected to reverse. The Group provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, see note 15 (i).

Deferred tax liabilities and assets are classified as current or noncurrent based on the classification of the related asset or liability for financial reporting or, if not related to an asset or liability for financial reporting, according to the expected reversal dates of the specific temporary differences.

Taxes which would apply in the event of disposal of investments in subsidiaries have not been taken into account in computing the deferred taxes, as it is the Group's intention to hold, and not to realize these investments.

The Group records deferred taxes related to its share in results of its affiliated company.

With regard to dividends distributable from the income of non-Israeli subsidiaries: as the Group intends to permanently reinvest retained earnings and has no intention to declare dividends out of such earnings in the foreseeable future it does not record deferred taxes in respect of taxes that would have been paid in such event.

The Group did not provide for deferred taxes attributable to dividend distribution out of retained tax-exempt earnings from "Approved/Benefited Enterprise" plans (see note 15b), since it intends to permanently reinvest them and has no intention to declare dividends out of such tax exempt income in the foreseeable future. Management considers such retained earnings to be essentially permanent in duration.

Results for tax purposes for the Company and TAT's Israeli subsidiary are measured and reflected in NIS and for TAT's U.S. subsidiaries are measured and reflected in dollars. As explained in (b) above, the consolidated financial statements are presented in dollars. In accordance with ASC 740, TAT has not provided deferred income taxes on the differences resulting from changes in exchange rate and indexation.

The Group follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate resolution. The Group's policy is to include interest and penalties related to unrecognized tax benefits within income tax expense. Such liabilities are classified as long-term, unless the liability is expected to be resolved within twelve months from the balance sheet date.

Derivative financial instruments
v.	Derivative financial instruments

TAT enters into forward exchange contracts and options strategies in order to limit the exposure to exchange rate fluctuation associated with payroll expenses mainly incurred in NIS.

Since the contracts do not qualify under ASC 815 "Derivative and Hedging", any gain or loss derived from such instruments is recognized immediately as financial income (expenses). All forward exchange contracts and options are recognized on the balance sheet at their fair value within other receivables or other payables.

As of December 31, 2012, TAT had U.S. Dollar-NIS derivative contracts with a notional amount of approximately $2,700 to purchase and sell Dollars. The fair value of the foreign exchange contracts and the options was $27 and $(372) as of December 31, 2012 and 2011, respectively. The cash flows associated with the contracts are reflected as cash flows from operating activities in the statements of cash flows.

Basic and diluted net loss per share
w.	Basic and diluted net loss per share

Loss per share is computed based on the weighted average number of ordinary shares outstanding during each year. Diluted loss per share includes the potential effect of stock options outstanding during the year, in accordance with ASC 260 "Earnings per Share", using the treasury stock method.

In 2012, 2011 and 2010, outstanding equity awards were not taken into account due to their anti-dilutive effect.

Share-based compensation
x.	Share-based compensation

The Group applies ASC 718 " Stock Based Compensation" with respect to employees options, which requires awards classified as equity awards to be accounted for using the grant-date fair value method. The fair value of share-based awards is estimated using the Black-Scholes valuation model, the payment transaction is recognized as expense over the requisite service period, net of estimated forfeitures. The Group estimates forfeitures based on historical experience and anticipated future conditions.

The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule using the accelerated method over the requisite service period for the entire award. For an award with performance conditions that has a graded vesting schedule, compensation cost is recognized upon meeting such conditions, using the accelerated method over the requisite service period for the entire award.

The total share-based compensation expenses (income) recognized in the years ended December 31, 2012, 2011 and 2010 in the statements of operations were $8, $(37) and $49, respectively.

Comprehensive income (loss)
y.	Comprehensive income (loss)

Other comprehensive income (loss), net of related taxes where applicable, includes, in addition to net income (loss): (i) currency translation adjustments; and (ii) unrealized holding gains and losses on available-for-sale securities.

Contingencies
z.	Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Group but which will only be resolved when one or more future events occur or fail to occur. The Group's management assesses such contingent liabilities and estimated legal fees, if any, and accrues for these costs. Such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Group or unasserted claims that may result in such proceedings, the Group's management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

Management applies the guidance in ASC 450-20-25 "Loss Contingencies", when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that a loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be recorded as accrued expenses in the Company's financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material would be disclosed.

Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantee would be disclosed.

Recently Issued Accounting Principles Not Yet Adopted
aa.	Recently Issued Accounting Principles Not Yet Adopted

In December 2011, the FASB amended its guidance on disclosures about offsetting assets and liabilities. The amendment enhances disclosures regarding financial instruments and derivative instruments that are either (1) offset in accordance with GAAP or (2) subject to an enforceable master netting arrangement. This information will enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments.

The amendments in ASU 2011-11 will be applied for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

The Company does not expect ASU 2011-11, which relates to disclosure matters only, to have a material impact on the Company's consolidated financial statements.

SIGNIFICANT ACCOUNTING POLICIES (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Shareholders Equity [Line Items]
Schedule of Property, Plant and Equipment Estimated Useful Lives
years

Buildings	25
Machinery and equipment	4 - 10 (mainly 10)
Motor vehicles	6 - 7
Office furniture and equipment	3 - 17 (mainly 7)
Software	3

INVESTMENT IN AN AFFILIATED COMPANY (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Business Acquisition [Line Items]
Schedule of Summarized Balance Sheets Financial Information for Equity Method Investment

	December 31,
	2012	2011

Current assets	$31,090	$51,973
Long-term assets	9,742	10,080

Total assets	40,832	62,053

Current liabilities	31,476	38,432
Long-term liabilities	35,672	44,463

Total liabilities	$67,148	$82,895

Schedule of Summarized Statement of Operations Financial Information for Equity Method Investment

	Year ended December 31,
	2012	2011

Net sales	$21,579	$20,515

Gross profit	9,202	8,626

Income (loss) from continuing operations	(1,476)	630

Net loss	(12,979)	(94)

Loss attributable to common stockholders	$(13,271)	$(345)

Reconciliation of the Share in Income (Loss), Impairment of Investment in FAvS and Gain from Dilution

	Year ended December 31,
	2012	2011

Share in income (loss) related to common stockholders	$(653)	$192
Share in income related to preferred stock	197	139
Impairment of in affiliated company	(3,300)	-
Gain from dilution of interests in affiliated company	-	240

	$(3,756)	$571

AVAILABLE-FOR-SALE - MARKETABLE SECURITIES (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Schedule of Available-for-sale Securities [Line Items]
Schedule of Available-For-Sale Securities
	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Fair Value

Available-for-sale:
Money Market	$3,341	$-	$3,341

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Fair Value

Available-for-sale:
Money Market	$1,025	$-	$1,025
Auction Rate Securities (1)	1,900	-	1,900
	$2,925	$-	$2,925

(1)
Auction Rate Securities ("ARS") are a type of long-term bonds (usually issued for a period longer than ten years) issued by corporates, local authorities, institutions of higher education and others for securitization of assets. The ARS bear a variable interest rate, re-determined by an auction held every short period. The ARS interest held by the Company was re-determined every 7, 28 or 35 days and will mature on 2019. The ARS held by the Group were issued by SSM Health Care of Oklahoma City, Illinois and Wisconsin municipalities.

FAIR VALUE MEASUREMENT (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Money Market	$3,341	$-	$-	$3,341
Derivatives	-	27	-	27
Total	$3,341	$27	$-	$3,368

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Money Market	$1,025	$-	$-	$1,025
Auction Rate Securities	-	-	1,900	1,900
Total	1,025	-	1,900	2,925

Liabilities:
Derivatives	$-	$372	$-	$372

Roll-forward of the Level 3 Assets
Balance as of January 1, 2011	$1,950
Realized	(50)

Balance as of December 31, 2011	1,900
Realized	(1,900)

Balance as of December 31, 2012	$-

Schedule of Non-Recurring Fair Value Measurements

		Fair value measurements using
	As of December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses for the year ended December 31, 2012
Goodwill (1)	$-	$-	$-	$-	$1,015
Investment in affiliated company (2)	$1,264	$-	$-	$1,264	$3,300

		Fair value measurements using
	As of December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses for the year ended December 31, 2011
Property and equipment (3)	$1,325	$-	$-	$1,325	$1,865
License for service center (3)	$-	$-	$-	$-	$1,100
Customer relationships (3)	$-	$-	$-	$-	$298

(1)
During the second quarter ended June 30, 2012, management believed that there were indicators of impairment of goodwill in its OEM of Electric Motion System reporting unit and accordingly performed interim goodwill impairment testing as of June 30, 2012, primarily due to a decline in future forecasted sales levels and profitability margins resulting from the continued weakness in the defense industry. Accordingly, the Company performed an impairment test of goodwill for this reporting unit, with the assistance of a third party valuation firm. Based on the results of this test, the Company determined that the entire balance of goodwill included in this reporting unit was impaired and recorded an impairment charge of $1,015.

(2)
In June 2012, FAvS entered into a transaction with its CEO, pursuant to which FAvS borrowed $3 million from FAvS CEO, secured by a third lien on the assets of FAvS. The loan bears interest at 10% and in addition FAvS CEO was issued warrants to purchase shares of Class A Common Stock of FAvS, representing 15% of FAvS post-exercise shareholders' equity, at an exercise price of $7.00 per share.

Pursuant to the terms and conditions of the transaction, management believed that there were indicators of impairment with respect to TAT's investment in FAvS. Accordingly, the Company performed an impairment test of its investment in FAvS, with the assistance of a third party valuation firm. Based on the results of this test the Company determined that its investment in FAvS was impaired by $3,300. The impairment was due to a decline in FAvS' profitability margins and future forecasted sales levels.

(3)
During the year ended December 31, 2011, the Company reviewed the MRO services for Aviation Components' long lived assets for impairment by estimating the fair value of the operations and the fair value of its specific long lived assets, and comparing those values to the carrying value of the assets. The Company concluded, based on this valuation, that certain fixed assets and intangible asset 'License for Service Center' amounting to $1,865 and $1,100, respectively at its MRO services for Aviation Components operating segment were impaired. In addition, due to management estimates of a continuing decline in sales levels in the OEM of Electric Motion Systems operating segment, resulting from the weakness in the Israeli defense market, the Company reviewed indications for impairment of certain identifiable assets in this segment. Accordingly, the Company reviewed these assets for impairment by estimating their fair value based on their net selling price and comparing those values to the carrying value of the assets.  As a result the Company concluded that the intangible asset 'Customer Relations' at its OEM of Electric Motion Systems operating segment in the amount of $298 was impaired.

Accordingly, the Company recorded a total of $3,263 impairment charges in the year ended December 31, 2011 to reflect the fair value of the long lived assets mention above.

INVENTORIES, NET (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Schedule of Inventories
	December 31,
	2012	2011

Raw materials and components	$12,321	$11,832
Work in process	16,145	16,652
Spare parts	3,897	2,243
Finished goods	668	576

	$33,031	$31,303

PROPERTY, PLANT AND EQUIPMENT, NET (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Property, Plant and Equipment [Line Items]
Schedule of Property, Plant and Equipment

	December 31,
	2012	2011
Cost:
Land and buildings	$6,929	$6,518
Machinery and equipment (1)	36,849	35,176
Motor vehicles	676	869
Office furniture and equipment	2,293	2,189
Software	1,166	955
	47,913	45,707

Less: Accumulated depreciation	35,003	32,768
Depreciated cost	$12,910	$12,939

(1)	The cost is net of investment grants received by Bental in the amount of $274 and $326 as of December 31, 2012 and 2011.

GOODWILL AND INTANGIBLE ASSETS (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Schedule of Intangible Assets

	December 31,
	2012	2011
Cost:
Customer relationships	$865	$865
License for service center	2,050	2,050
Others	136	136
	3,051	3,051
Accumulated amortization and impairment charges:
Customer relationships	865	865
License for service center	2,050	2,050
Others	136	136
	3,051	3,051
Amortized cost	$-	$-

Schedule of Changes in the Carrying Amount of Goodwill

	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Total

Balance as of January 1, 2011	$1,156	-	-	$1,156

Effect of changes in exchange rate	(114)	-	-	(114)

Balance as of December 31, 2011	1,042	-	-	1,042

Effect of changes in exchange rate	(27)	-	-	(27)
Goodwill impairment	(1,015)	-	-	(1,015)
Balance as of December 31, 2012	-	-	-	-

Goodwill, gross, at December 31, 2012	1,015	456	4,091	5,562
Accumulated impairment losses	(1,015)	(456)	(4,091)	(5,562)
Goodwill, net, at December 31, 2012	$-	$-	$-	$-

OTHER BALANCE SHEET SUPPLEMENTALS (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2012	2011

Deferred tax asset	$2,122	$2,564
Government authorities	1,424	1,818
Prepaid expenses	831	809
Income receivables and grants	33	254
Derivatives	27	-
Other	96	216

	$4,533	$5,661

Schedule of Other Account Payable and Accrued Expenses
	December 31,
	2012	2011

Employees and payroll accruals	$3,358	$3,608
Accrued expenses (1)	1,757	688
Government authorities	673	570
Advances from customers	731	557
Warranty provision	276	288
Accrued royalties	268	316
Derivatives	-	372
Deferred tax liability	126	179
Other accrued expenses	106	92

	$7,295	$6,670

(1)	Includes $750 royalties payable to a supplier in the MRO business, following the reconciliation of an audit.

TRANSACTIONS WITH RELATED PARTIES (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
Transactions with related parties:

	Year ended December 31,
	2012	2011	2010

Management fees to shareholders (see item e below)	$359	$400	$400

Schedule of Amounts Due From (To) Related Parties
Balances with related parties:

	December 31,
	2012	2011
KMN Capital (USA) Inc. - current asset	$-	$94
TAT Industries - current asset (1)	54	724
Total asset	$54	$818

Bental Non controlling interest - current liability	$(60)	$(85)
FAVS - current liability	(29)	(80)
Isal Amlat Investment (1993) Ltd.	(23)	-
Total liability	$(112)	$(165)

(1)	Results from certain expenses incurred by TAT Industries and borne by the Company. The debt bears interest at the rate equal to the interest rate agreed between TAT Industries and its lending banks.

TAT Industries [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
Transactions with TAT Industries:

	Year ended December 31,
	2012	2011	2010

Management fees (1)	$50	$50	$50
Lease expenses (2)	$416	$408	$371

(1)
According to the agreement between TAT and TAT Industries, TAT Industries will pay the Company an annual management fee in the amount of $50. The management fees are recorded as a reduction of general and administration expenses.

(2)
During 2000, TAT entered into a lease agreement with TAT Industries, pursuant to which the Company leases from TAT Industries approximately 344,000 square feet, including 90,000 square feet of manufacturing, office and storage space, for a period of 24 years and eleven months for an annual rental fee which is subject to revaluation every fifth year by a real estate appraiser, with an additional incremental payment of 2% per year.

In 2010, following a revaluation by a real estate appraiser, the rental fee was increased to $400 per year with an additional incremental payment of 2% per year. The rental fee will be revaluated again in 2015 (the "Next Revaluation"). The Company's Audit Committee has reapproved the said agreement until the Next Revaluation.

SHORT TERM BANK CREDIT AND LONG TERM LOANS (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Debt Instrument [Line Items]
Schedule of Long-Term Debt
Terms of the loans and balances:

	Currency of loan	Interest Rate December 31, 2012	Years of Maturity	December 31, 2012

Long-term loan (1)	NIS	5.25%	2012-2014	$523
Long-term loan (2)		$2.50%-3.50%	2009-2014	2,477
Long-term loan (3)	NIS	Prime + 1%	2013	670
				3,670

Less - current maturities (1)				(290)
Less - current maturities (2)				(1,594)
Less - current maturities (3)				(670)

				$1,116

	Currency of loan	Interest Rate December 31, 2011	Years of Maturity	December 31, 2011

Long-term loan (1)	NIS	5.25%	2012-2014	$795
Long-term loan (2)		$2.50%-3.50%	2009-2014	3,252
Long-term loan (3)	NIS	Prime +1%	2013	655
				4,702

Less - current maturities (1)				(282)

				$4,420

Schedule of Required Principal Payments	Required principal payments (including current maturities) as of December 31, 2012, are as follows:
Year	Amount
2013	$2,554
2014	1,116
$3,670

LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Schedule of Expected Future Benefits
Year	Amount
2013	$458
2014	211
2015	298
2016	299
2017	182
Thereafter (through 2021)	1,065

$2,513

COMMITMENTS AND CONTINGENT LIABILITIES (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Operating Leased Assets [Line Items]
Schedule of Operating Leases
Year	Amount
2013	$601
2014	610
2015	618
2016	627
2017	559

Total	$3,015

SHAREHOLDERS' EQUITY (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reconciliation of Ordinary Shares
	2012	2011
Balance outstanding at beginning of year	8,815,003	8,815,003
Purchase of treasury shares	(16,433)	-
Balance outstanding at end of year	8,798,570	8,815,003

Schedule of Stock Options Assumptions
2012

Expected stock price volatility	41.57% - 43.4%
Expected option life (in years)	2.23 - 3.23
Risk free interest rate	0.23% - 0.32%
Dividend yield	9.8%

Schedule of Stock Option Activity

	Year ended December 31,
	2012		2011		2010
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at the beginning of the year	43,652	$6.15	65,477	$6.15	65,477	$6.15
Granted	330,000	6.50	-	-	-	-
Expired	(43,652)	6.15	-	-	-	-
Forfeited	(45,000)	6.50	(21,825)	6.15	-	-

Outstanding at the end of the year	285,000	$6.50	43,652	$6.15	65,477	$6.15

Exercisable options	-	$-	43,652	$6.15	21,826	$6.15

Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Options Assumptions

	Series A	Series B	Series C

Number of options	21,826	21,826	21,825
Weighted average expected stock price volatility	60.05%	55.96%	54.57%
Weighted average expected option life (in years)	3.25	4.25	5.25
Average risk free interest rate	2.72%	2.94%	3.15%
Dividend yield	0%	0%	0%

TAXES ON INCOME (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Income Taxes [Line Items]
Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate

	Year ended December 31,
	2012	2011	2010
Income (loss) before taxes on income (tax benefit) as reported in the statements of income	$4,070	$(1,730)	$(6,906)

Statutory tax rate in Israel	25%	24%	25%

Theoretical taxes on income (tax benefit)	$1,018	$(415)	$(1,726)

Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	434	(86)	(1,118)
Reduced tax rate on income derived from "Preferred Enterprises" plans	(114)	177	-
Exempt income	(4)	(10)	-
Permanent differences	387	(36)	-
Valuation allowance	499	-	-
Deferred taxes on impairment of share in affiliated company	-	-	(1,332)
Tax in respect of prior years	(83)	(80)	(50)
Non-deductible expenses	(51)	134	73
Taxes on income (tax benefit) as reported in the statements of income (loss)	$2,086	$(316)	$(4,153)

Schedule of Income (Loss) from Continuing Operations Before Income Tax Domestic and Foreign
Income (loss) before taxes on income (tax benefit) is comprised as follows:

	Year ended December 31,
	2012	2011	2010

Domestic (Israel)	$837	$964	$2,766
Foreign (United States)	3,233	(2,694)	(9,672)

	$4,070	$(1,730)	$(6,906)

Schedule of Components of Income Tax Provision
Taxes on income (tax benefit) included in the statements of income:

	Year ended December 31,
	2012	2011	2010
Current:
Domestic (Israel)	$282	$371	$570
Foreign (United States)	287	213	(611)

	569	584	(41)
Deferred:
Domestic (Israel)	119	218	46
Foreign (United States)	1,481	(1,038)	(4,108)

	1,600	(820)	(4,062)
Previous years:
Domestic (Israel)	(45)	(126)	(50)
Foreign (United States)	(38)	46	-
	(83)	(80)	(50)

	$2,086	$(316)	$(4,153)

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2012	2011
Deferred tax assets (liabilities):
Allowance for doubtful accounts	$133	$73
Unrealized gains	131	138
Provisions for employee benefits	270	227
Inventory	1,171	1,939
Other temporary differences	417	187
Deferred tax assets - short-term- other accounts receivables	$2,122	$2,564

Goodwill and intangible assets	$884	$1,273
Property, plant and equipment	707	762
Provisions for employee benefits and other temporary differences	64	70
Tax credits carryforward	274	106
Capital and state tax losses carryforward	1,823	184
Net operating losses carryforward	606	1,458
Deferred tax assets, before valuation allowance - Long-term	4,358	3,853
Valuation allowance	(1,823)	(184)
Deferred tax assets, net - Long-term	$2,535	$3,669

Other temporary differences Deferred tax Liabilities - Short-term- other accounts payable	$(126)	$(179)

Property, plant and equipment and intangible assets	(1,457)	(1,388)
Other	(33)	(25)
Deferred tax Liabilities - Long-term	$(1,490)	$(1,413)

Summary of Changes in Valuation Allowance for Deferred Tax Assets

Balance, January 1, 2010	$-
Addition charged to expenses	200

Balance, December 31,2010	200
Deductions	(16)

Balance, December 31,2011	184
Addition charged to expenses	1,639

Balance, December 31,2012	$1,823

Reconciliation of the Amount of Unrecognized Tax Benefits

Amount

Balance at January 1, 2010	$-
Additions for tax positions of prior years	84
Balance at December 31, 2010	84
Exchange rate differences	2
Balance at December 31, 2011	$86
Exchange rate differences	(2)
Balance at December 31, 2012	$84

SEGMENT INFORMATION (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Schedule of Operating Income by Segment

	Year ended December 31, 2012
	OEM of Heat Management Solutions	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Elimination from inter companies sale	Consolidated

Revenues
Sale of products and services	$27,944	$10,007	$27,529	$22,442	$-	$-	$87,922
Intersegment revenues	3,088	-	180	-	-	(3,268)	-
Total revenues	31,032	10,007	27,709	22,442	-	(3,268)	87,922

Cost of revenues	23,105	8,043	19,671	19,044	-	(3,281)	66,582
Gross profit	7,927	1,964	8,038	3,398	-	13	21,340

Research and development expenses	581	157	414	-	-	-	1,152
Selling and marketing expenses	1,476	527	1,049	374	-	-	3,426
General and administrative expenses	3,530	1,377	3,270	3,310	-	-	11,487
Impairment of goodwill	-	1,015	-	-	-	-	1,015
Other expense (income)	(13)	22	-	-	-	-	9
Operating income (loss)	2,353	(1,134)	3,305	(286)	-	13	4,251

Financial expense, net	-	-	-	-	(181)	-	(181)
Income before taxes on income							$4,070

	Year ended December 31, 2011
	OEM of Heat Management Solutions	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Elimination from inter companies sale	Consolidated

Revenues
Sale of products and services	$25,993	$11,658	$27,600	$20,146	$-	$-	$85,397
Intersegment revenues	4,027	-	3	-	-	(4,030)	-
Total revenues	30,020	11,658	27,603	20,146	-	(4,030)	85,397

Cost of revenues	22,660	9,388	20,173	17,882	-	(3,884)	66,219
Write down of inventory and impairment charges of long lived assets	-	298	-	5,465	-	-	5,763
Gross profit	7,360	1,972	7,430	(3,201)	-	(146)	13,415

Research and development expenses	455	331	-	-	-	-	786
Selling and marketing expenses	1,203	619	1,026	591	-	-	3,439
General and administrative expenses	3,787	1,501	3,035	2,626	-	-	10,949
Other expense (income)	(190)	21	-	-	-	-	(169)
Operating income (loss)	2,105	(500)	3,369	(6,418)	-	(146)	(1,590)

Financial expense, net	-	-	-	-	(380)	-	(380)
Loss before tax benefit							$(1,970)

	Year ended December 31, 2010
	OEM of Heat Management Solutions	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Elimination from inter companies sale	Consolidated

Revenues
Sale of products and services	$26,012	$13,046	$24,365	$16,332	$-	$-	$79,755
Intersegment revenues	3,639	-	104	-	-	(3,743)	-
Total revenues	29,651	13,046	24,469	16,332	-	(3,743)	79,755

Cost of revenues	22,425	10,092	18,005	14,631	-	(3,965)	61,188
Write down of inventory	-	-	-	3,500	-	-	3,500
Gross profit	7,226	2,954	6,464	(1,799)	-	222	15,067

Research and development expenses	274	377	-	-	-	-	651
Selling and marketing expenses	1,186	526	1,014	749	-	-	3,475
General and administrative expenses	3,598	1,572	2,649	5,013	-	-	12,832
Impairment of goodwill and intangible assets	-	-	456	4,248	-	-	4,704
Operating income (loss)	2,168	479	2,345	(11,809)	-	222	(6,595)

Financial expense, net	-	-	-	-	(111)	-	(111)
Other expenses	-	-	-	-	(200)	-	(200)
Loss before tax benefit							$(6,906)

Schedule of Assets by Segment

	As of December 31, 2012
	OEM of Heat Management Solutions	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Assets	$34,162	$12,707	$26,469	$17,819	$16,354	$107,511
Depreciation and amortization	973	498	735	197	-	2,403
Expenditure for segment assets	1,047	247	756	344	-	2,394

	As of December 31, 2011
	OEM of Heat Management Solutions	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Assets	$33,972	$13,941	$27,242	$20,380	$19,783	$115,318
Depreciation and amortization	1,137	655	758	721	-	3,271
Expenditure for segment assets	924	352	638	1,391	-	3,305
Goodwill	-	1,042	-	-	-	1,042

	As of December 31, 2010
	OEM of Heat Management Solutions	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Assets	$36,949	$17,501	$21,559	$23,588	$21,830	$121,427
Depreciation and amortization	1,220	671	704	787	-	3,382
Expenditure for segment assets	739	826	625	896	-	3,086
Goodwill	-	1,156	-	-	-	1,156

ENTITY-WIDE DISCLOSURE (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Schedule of Total Revenues and Long-lived Assets by Geographical Location

	Year ended December 31,
	2012		2011		2010
	Total revenues	Long-lived assets	Total revenues	Long-lived assets	Total revenues	Long-lived assets
Sale of products
Israel	$18,043	$8,417	$18,945	$8,528	$23,223	$9,103
United states	17,023	-	20,975	-	7,193	-
France	4,604	-	3,264	-	2,971	-
Rest of Europe	2,402	-	2,784	-	2,596	-
Other	4,198	-	1,540	-	2,971	-
	$46,270	$8,417	$47,508	$8,528	$38,954	$9,103

	Year ended December 31,
	2012		2011		2010
	Total revenues	Long-lived assets	Total revenues	Long-lived assets	Total revenues	Long-lived assets

Services
Israel	$468	$-	$384	$-	$410	$-
United states	25,648	4,493	24,029	4,325	25,582	5,340
Netherland	3,303	-	4,378	-	3,750	-
Rest of Europe	4,624	-	3,875	-	4,823	-
Other	7,609	-	5,223	-	6,236	-
	$41,652	$4,493	$37,889	$4,325	$40,801	$5,340

SELECTED STATEMENTS OF INCOME DATA (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Schedule of Financial Income (Expenses), Net
	Year ended December 31,
	2012	2011	2010
Financial income (expenses), net:

Financial income:
Foreign currency gains	$1,301	$1,168	$1,102
Derivatives	399	352	149
Interest on cash equivalents, short-term bank deposits and others	348	308	319

	2,048	1,828	1,570

Financial expenses:
Bank charges	(84)	(84)	(177)
Interest on short-term loans	(98)	(98)	(78)
Interest on long-term loans	(185)	(210)	(211)
Foreign currency losses	(1,433)	(1,159)	(1,215)
Derivatives	(321)	(642)	-
Others	(108)	(15)	-
	(2,229)	(2,208)	(1,681)

	$(181)	$(380)	$(111)

GENERAL (Details)	Dec. 31, 2012
TAT Industries Ltd. Parent [Member] | Tat Technologies Ltd Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage	43.71%
KMN Industries Ltd. [Member] | Tat Technologies Ltd Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage	10.29%
KMN Industries Ltd. [Member] | Tat Industries Ltd Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Investee ownership percentage	80.00%
Tat Technologies Ltd Parent [Member] | Limco Piedmont Inc Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Investee ownership percentage	100.00%
Tat Technologies Ltd Parent [Member] | Bental Industries Ltd Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Investee ownership percentage	70.00%
Tat Technologies Ltd Parent [Member] | Tat Gal Inc Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Investee ownership percentage	100.00%
Limco Piedmont Inc Parent [Member] | Limco Airepair Inc Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Investee ownership percentage	100.00%
Limco Piedmont Inc Parent [Member] | Piedmont Aviation Component Services LLC Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Investee ownership percentage	100.00%
Piedmont Aviation Component Services Llc Parent [Member] | First Aviation Services Inc Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Investee ownership percentage	29.64%

SIGNIFICANT ACCOUNTING POLICIES (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill
Impairment charge to goodwill	$ 1,015
Derivative financial instruments
Notional amount of contracts	2,700
Fair value of the foreign exchange contracts and options	27	(372)
Share-based Compensation
Share based compensation expenses (income)	8	(37)	49
MRO Services for Aviation Components [Member]
Goodwill
Impairment charge to goodwill			4,223
OEM Electric Motion Systems [Member]
Goodwill
Impairment charge to goodwill	$ 1,015
Buildings [Member]
Property, plant and equipment
Estimated useful lives, years	25 years
Machinery and Equipment [Member]
Property, plant and equipment
Estimated useful lives, years	10 years
Machinery and Equipment [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	4 years
Machinery and Equipment [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	10 years
Motor Vehicles [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	6 years
Motor Vehicles [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	7 years
Office Furniture and Equipment [Member]
Property, plant and equipment
Estimated useful lives, years	7 years
Office Furniture and Equipment [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	3 years
Office Furniture and Equipment [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	17 years
Software [Member]
Property, plant and equipment
Estimated useful lives, years	3 years

INVESTMENT IN AN AFFILIATED COMPANY (Acquisition of Stocks of FAvS) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 First Aviation Services, Inc. [Member]	Dec. 31, 2011 First Aviation Services, Inc. [Member]	Dec. 31, 2010 First Aviation Services, Inc. [Member]	Jun. 30, 2012 First Aviation Services, Inc. [Member] Convertible Subordinated Debt [Member]	Jun. 15, 2012 First Aviation Services, Inc. [Member] Convertible Subordinated Debt [Member]	Jun. 30, 2011 First Aviation Services, Inc. [Member] Chief Executive Officer [Member]	Mar. 31, 2013 First Aviation Services, Inc. [Member] Term Loan [Member]	Jun. 30, 2011 TAT Technologies Ltd [Member]	Dec. 31, 2012 TAT Technologies Ltd [Member]	Dec. 31, 2011 TAT Technologies Ltd [Member]	Dec. 31, 2010 TAT Technologies Ltd [Member]	Jun. 30, 2011 TAT Technologies Ltd [Member] Financial Standby Letter of Credit [Member]	Dec. 31, 2012 TAT Technologies Ltd [Member] Financial Standby Letter of Credit [Member]	Oct. 01, 2010 TAT Technologies Ltd [Member] Financial Standby Letter of Credit [Member]	Dec. 04, 2009 TAT Technologies Ltd [Member] Financial Standby Letter of Credit [Member]	Dec. 31, 2012 TAT Technologies Ltd [Member] First Aviation Services, Inc. [Member]	Dec. 31, 2011 TAT Technologies Ltd [Member] First Aviation Services, Inc. [Member]	Dec. 31, 2010 TAT Technologies Ltd [Member] First Aviation Services, Inc. [Member]	Dec. 31, 2009 TAT Technologies Ltd [Member] First Aviation Services, Inc. [Member]	Dec. 04, 2009 TAT Technologies Ltd [Member] First Aviation Services, Inc. [Member]
Business Acquisition [Line Items]
Shares of investee acquired																				288,334
Investee ownership percentage																29.64%	30.30%	36.60%		37.00%
Value of preferred stocks owned																				$ 750
Preferred stock, cash dividend rate																			12.00%
Preferred stock, stock dividend rate																			15.00%
Maximum guarantee													4,600	6,600	7,000
Amount of guarantee secured													2,300
Monthly amortization related to guarantee agreement												200
Payment for settlement								1,400
Shares issued						166,113
Market price of stock	$ 7	$ 5.45	$ 12.4			$ 18.06
Shares issued to directors						3,000
Gain from dilution of interests in affiliated company										240							240
Impairment of equity method investment																(3,300)		1,813
Loss from equity method investments									(3,756)	331	(4,510)					(456)
Repayments of Lines of Credit							4,000
Original amount of debt instrument					$ 3,000
Convertible debt, effective interest rate				10.00%
Exercise price of warrants issued					7

INVESTMENT IN AN AFFILIATED COMPANY (Condensed Financial Information From FAvS Consolidated Balance Sheets and Statements of Operations) (Details) (TAT Technologies Ltd [Member], First Aviation Services, Inc. [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TAT Technologies Ltd [Member] | First Aviation Services, Inc. [Member]
Condensed financial information, balance sheets:
Current assets	$ 31,090	$ 51,973
Long-term assets	9,742	10,080
Total assets	40,832	62,053
Current liabilities	31,476	38,432
Long-term liabilities	35,672	44,463
Total liabilities	67,148	82,895
Condensed financial information, statements of operations:
Net sales	21,579	20,515
Gross profit	9,202	8,626
Income (loss) from continuing operations	(1,476)	630
Net loss	(12,979)	(94)
Loss attributable to common stockholders	$ (13,271)	$ (345)

INVESTMENT IN AN AFFILIATED COMPANY (Reconciliation of the Share in Income (Loss), Impairment of Investment in FAvS and Gain from Dilution) (Details) (TAT Technologies Ltd [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Gain from dilution of interests in affiliated company		$ 240
First Aviation Services, Inc. [Member]
Business Acquisition [Line Items]
Share in income (loss) related to common stockholders	(653)	192
Share in income related to preferred stock	197	139
Impairment of in affiliated company	(3,300)		1,813
Gain from dilution of interests in affiliated company		240
Total	$ (3,756)	$ 571

AVAILABLE-FOR-SALE - MARKETABLE SECURITIES (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		$ 2,925
Gross Unrealized Gains
Fair Value		2,925
Money Market [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,341	1,025
Gross Unrealized Gains
Fair Value	3,341	1,025
Auction Rate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		1,900	[1]
Gross Unrealized Gains			[1]
Fair Value		1,900	[1]
ARS maturity date	Jan 1, 2019
Other than temporary impairment of marketable securities				(200)
Realization of the ARS held, par value	100	50
Consideration amount for exercised investment	$ 1,800
Trust Funds [Member] | Minimum [Member]
Schedule of Available-for-sale Securities [Line Items]
ARS interest redetermination period	7 days
Trust Funds [Member] | Mid Range [Member]
Schedule of Available-for-sale Securities [Line Items]
ARS interest redetermination period	28 days
Trust Funds [Member] | Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
ARS interest redetermination period	35 days

[1]	Auction Rate Securities ("ARS") are a type of long-term bonds (usually issued for a period longer than ten years) issued by corporates, local authorities, institutions of higher education and others for securitization of assets. The ARS bear a variable interest rate, re-determined by an auction held every short period. The ARS interest held by the Company was re-determined every 7, 28 or 35 days and will mature on 2019. The ARS held by the Group were issued by SSM Health Care of Oklahoma City, Illinois and Wisconsin municipalities.

FAIR VALUE MEASUREMENT (Schedule of Financial Assets Measured at Fair Value on a Recurring Basis) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Auction Rate Securities		$ 2,925
Fair Value, Measurements, Recurring [Member]
Assets:
Money Market	3,341	1,025
Auction Rate Securities		1,900
Derivatives	27
Total	3,368	2,925
Liabilities:
Derivatives		372
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Money Market	3,341	1,025
Auction Rate Securities
Derivatives
Total	3,341	1,025
Liabilities:
Derivatives
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Money Market
Auction Rate Securities
Derivatives	27
Total	27
Liabilities:
Derivatives		372
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Money Market
Auction Rate Securities		1,900
Derivatives
Total		1,900
Liabilities:
Derivatives

FAIR VALUE MEASUREMENT (Roll-Forward of Level 3 Assets) (Details) (TAT Technologies Ltd [Member], Auction Rate Securities [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TAT Technologies Ltd [Member] | Auction Rate Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 1,900	$ 1,950
Realized	(1,900)	(50)
Balance		$ 1,900

FAIR VALUE MEASUREMENT (Schedule of Non-Recurring Fair Value Measurements) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 First Aviation Services, Inc. [Member]	Dec. 31, 2011 First Aviation Services, Inc. [Member]	Dec. 31, 2010 First Aviation Services, Inc. [Member]	Dec. 04, 2009 First Aviation Services, Inc. [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member]		Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member]		Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Total Losses [Member]		Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Total Losses [Member]		Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Level 1 [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Level 2 [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Level 3 [Member]		Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment										$ 1,325	[1]			$ 1,865	[1]		[1]		[1]			$ 1,325	[1]
Goodwill									[2]			1,015	[2]			[2]		[2]			[2]
Investment in affiliated company								1,264	[3]			3,300	[3]			[3]		[3]		1,264	[3]
License for service center											[1]			1,100	[1]		[1]		[1]				[1]
Customer relationships											[1]			298	[1]		[1]		[1]				[1]
Impairment of goodwill, intangible assets and long lived assets	$ 1,015	$ 3,263	$ 4,704
Investee ownership percentage				29.64%	30.30%	36.60%	37.00%

[1]	During the year ended December 31, 2011, the Company reviewed the MRO services for Aviation Components' long lived assets for impairment by estimating the fair value of the operations and the fair value of its specific long lived assets, and comparing those values to the carrying value of the assets. The Company concluded, based on this valuation, that certain fixed assets and intangible asset 'License for Service Center' amounting to $1,865 and $1,100, respectively at its MRO services for Aviation Components operating segment were impaired. In addition, due to management estimates of a continuing decline in sales levels in the OEM of Electric Motion Systems operating segment, resulting from the weakness in the Israeli defense market, the Company reviewed indications for impairment of certain identifiable assets in this segment. Accordingly, the Company reviewed these assets for impairment by estimating their fair value based on their net selling price and comparing those values to the carrying value of the assets. As a result the Company concluded that the intangible asset 'Customer Relations' at its OEM of Electric Motion Systems operating segment in the amount of $298 was impaired. Accordingly, the Company recorded a total of $3,263 impairment charges in the year ended December 31, 2011 to reflect the fair value of the long lived assets mention above.
[2]	During the second quarter ended June 30, 2012, management believed that there were indicators of impairment of goodwill in its OEM of Electric Motion System reporting unit and accordingly performed interim goodwill impairment testing as of June 30, 2012, primarily due to a decline in future forecasted sales levels and profitability margins resulting from the continued weakness in the defense industry. Accordingly, the Company performed an impairment test of goodwill for this reporting unit, with the assistance of a third party valuation firm. Based on the results of this test, the Company determined that the entire balance of goodwill included in this reporting unit was impaired and recorded an impairment charge of $1,015.
[3]	In June 2012, FAvS entered into a transaction with its CEO, pursuant to which FAvS borrowed $3 million from FAvS CEO, secured by a third lien on the assets of FAvS. The loan bears interest at 10% and in addition FAvS CEO was issued warrants to purchase shares of Class A Common Stock of FAvS, representing 15% of FAvS post-exercise shareholders' equity, at an exercise price of $7.00 per share. Pursuant to the terms and conditions of the transaction, management believed that there were indicators of impairment with respect to TAT's investment in FAvS. Accordingly, the Company performed an impairment test of its investment in FAvS, with the assistance of a third party valuation firm. Based on the results of this test the Company determined that its investment in FAvS was impaired by $3,300. The impairment was due to a decline in FAvS' profitability margins and future forecasted sales levels.

INVENTORIES, NET (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Inventory [Line Items]
Raw materials and components	$ 12,321	$ 11,832
Work in process	16,145	16,652
Spare parts	3,897	2,243
Finished goods	668	576
Total inventories	33,031	31,303
Reserve for slow moving and surplus production and write down of inventory	6,569	6,589
Write down of inventory		2,500	3,500
MRO Services for Aviation Components [Member]
Schedule of Inventory [Line Items]
Write down of inventory		2,500	3,500
Inventory previously written down used in provision	$ 669	$ 844

PROPERTY, PLANT AND EQUIPMENT, NET (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 47,913		$ 45,707
Less: Accumulated depreciation	35,003		32,768
Depreciated cost	12,910		12,939
Depreciation and amortization expenses	2,403		2,732		2,719
MRO Services for Aviation Components [Member]
Property, Plant and Equipment [Line Items]
Impairment charges			1,865		183
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	6,929		6,518
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	36,849	[1]	35,176	[1]
Investment grants	274		326
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	676		869
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,293		2,189
Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 1,166		$ 955

[1]	The cost is net of investment grants received by Bental in the amount of $274 and $326 as of December 31, 2012 and 2011.

GOODWILL AND INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Cost:	$ 3,051	$ 3,051
Accumulated amortization and impairment charges:	3,051	3,051
Amortized cost
Customer Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Cost:	865	865
Accumulated amortization and impairment charges:	865	865
License for Service Center [Member]
Finite-Lived Intangible Assets [Line Items]
Cost:	2,050	2,050
Accumulated amortization and impairment charges:	2,050	2,050
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Cost:	136	136
Accumulated amortization and impairment charges:	$ 136	$ 136

GOODWILL AND INTANGIBLE ASSETS (Intangible Assets Narrative) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 539	$ 663
Impairment of intangible assets	1,398
Customer Relationship [Member] | MRO Services for Aviation Components [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets		481
Customer Relationship [Member] | OEM Electric Motion Systems [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	298
License for Service Center [Member] | MRO Services for Aviation Components [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	$ 1,100

GOODWILL AND INTANGIBLE ASSETS (Goodwill) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Goodwill:
Balance	$ 1,042	$ 1,156
Effect of changes in exchange rate	(27)	(114)
Goodwill impairment	(1,015)
Balance		1,042
Goodwill
Goodwill, gross, at December 31, 2011	5,562
Accumulated impairment losses	(5,562)
Goodwill, net, at December 31, 2011		1,042
OEM Electric Motion Systems [Member]
Changes in Goodwill:
Balance	1,042	1,156
Effect of changes in exchange rate	(27)	(114)
Goodwill impairment	(1,015)
Balance		1,042
Goodwill
Goodwill, gross, at December 31, 2011	1,015
Accumulated impairment losses	(1,015)
Goodwill, net, at December 31, 2011		1,042
Goodwill
Excess amount of fair value over carrying value		100
Excess amount of fair value over carrying value, percentage		1.10%
Discount rate used	17.72%	18.00%
Long term growth rate used	2.00%	1.95%
Heat Transfer Services And Products [Member]
Changes in Goodwill:
Balance
Effect of changes in exchange rate
Goodwill impairment
Balance
Goodwill
Goodwill, gross, at December 31, 2011	456
Accumulated impairment losses	(456)
Goodwill, net, at December 31, 2011
MRO Services for Aviation Components [Member]
Changes in Goodwill:
Balance
Effect of changes in exchange rate
Goodwill impairment			(4,223)
Balance
Goodwill
Goodwill, gross, at December 31, 2011	4,091
Accumulated impairment losses	(4,091)
Goodwill, net, at December 31, 2011
Goodwill
Discount rate used			20.00%
Long term growth rate used			2.79%

OTHER BALANCE SHEET SUPPLEMENTALS (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Other accounts receivable and prepaid expenses:
Deferred tax asset	$ 2,122		$ 2,564
Government authorities	1,424		1,818
Prepaid expenses	831		809
Income receivables and grants	33		254
Derivatives	27
Other	96		216
Total other accounts receivable and prepaid expenses	4,533		5,661
Other account payable and accrued expenses:
Employees and payroll accruals	3,358		3,608
Accrued expenses	1,757	[1]	688	[1]
Government authorities	673		570
Advances from customers	731		557
Warranty provision	276		288
Accrued royalties	268		316
Derivatives			372
Deferred tax liability	126		179
Other accrued expenses	106		92
Total other account payable and accrued expenses	7,295		6,670
MRO Services for Aviation Components [Member]
Other account payable and accrued expenses:
Accrued royalties	$ 750		$ 750

[1]	Includes $750 royalties payable to a supplier in the MRO business, following the reconciliation of an audit.

TRANSACTIONS WITH RELATED PARTIES (Transactions with TAT Industries) (Details) (TAT Technologies Ltd [Member], TAT Industries [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction [Line Items]
Management fees	$ 50	[1]	$ 50	[1]	$ 50	[1]
Lease expenses	416	[2]	408	[2]	371	[2]
Buildings [Member]
Related Party Transaction [Line Items]
Lease expenses					$ 400
Area of property leased	344,000
Lenth of lease contract	24 years 11 months
Annual incremental increase in lease payment	2.00%				2.00%
Manufacturing, Office and Storage Space [Member]
Related Party Transaction [Line Items]
Area of property leased	90,000

[1]	According to the agreement between TAT and TAT Industries, TAT Industries will pay the Company an annual management fee in the amount of $50. The management fees are recorded as a reduction of general and administration expenses.
[2]	During 2000, TAT entered into a lease agreement with TAT Industries, pursuant to which the Company leases from TAT Industries approximately 344,000 square feet, including 90,000 square feet of manufacturing, office and storage space, for a period of 24 years and eleven months for an annual rental fee which is subject to revaluation every fifth year by a real estate appraiser, with an additional incremental payment of 2% per year. In 2010, following a revaluation by a real estate appraiser, the rental fee was increased to $400 per year with an additional incremental payment of 2% per year. The rental fee will be revaluated again in 2015 (the "Next Revaluation"). The Company's Audit Committee has reapproved the said agreement until the Next Revaluation.

TRANSACTIONS WITH RELATED PARTIES (Balances with Related Parties) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Current asset	$ 54		$ 818
Current liability	(112)		(165)
KMN Capital (USA) Inc. [Member]
Related Party Transaction [Line Items]
Current asset			94
TAT Industries [Member]
Related Party Transaction [Line Items]
Current asset	54	[1]	724	[1]
Bental Non Controlling Interest [Member]
Related Party Transaction [Line Items]
Current liability	(60)		(85)
First Aviation Services, Inc. [Member]
Related Party Transaction [Line Items]
Current liability	(29)		(80)
Isal Amlat Investment (1993) Ltd. [Member]
Related Party Transaction [Line Items]
Current liability	$ (23)

[1]	Results from certain expenses incurred by TAT Industries and borne by the Company. The debt bears interest at the rate equal to the interest rate agreed between TAT Industries and its lending banks.

TRANSACTIONS WITH RELATED PARTIES (Other Transactions with Related Parties) (Details) (TAT Technologies Ltd [Member])	12 Months Ended						12 Months Ended									12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Financial Standby Letter of Credit [Member] USD ($)	Oct. 01, 2010 Financial Standby Letter of Credit [Member] USD ($)	Dec. 04, 2009 Financial Standby Letter of Credit [Member] USD ($)	Dec. 31, 2012 Shareholders [Member] USD ($)	Dec. 31, 2011 Shareholders [Member] USD ($)	Dec. 31, 2010 Shareholders [Member] USD ($)	Dec. 31, 2012 Bental Non Controlling Interest [Member] USD ($)	Dec. 31, 2011 Bental Non Controlling Interest [Member] USD ($)	Dec. 31, 2012 Isal Amlat Investment (1993) Ltd. [Member] USD ($)	Dec. 31, 2012 Isal Amlat Investment (1993) Ltd. [Member] ILS	Aug. 21, 2012 Isal Amlat Investment (1993) Ltd. [Member] USD ($)	Aug. 21, 2012 Isal Amlat Investment (1993) Ltd. [Member] ILS	Dec. 31, 2011 Mr. Avi Ortal [Member] USD ($)	Dec. 31, 2009 Mr. Avi Ortal [Member] USD ($)	Dec. 31, 2012 Bental Industries Ltd. [Member] USD ($)	Dec. 31, 2012 Bental Industries Ltd. [Member] ILS
Related Party Transaction [Line Items]
Amount of transactions	$ 359,000	$ 397,000	$ 408,000				$ 359,000	$ 400,000	$ 400,000	$ 505,000	$ 526,000	$ 400,000	1,500,000			$ 20,000	$ 180,000	$ 120,000
Amount of reduction in annual management fees														150,000	570,000
Percent of employment costs reimbursed																50.00%
Maximum guarantee				4,600,000	6,600,000	7,000,000
Additional management fees owed for traveling expenses																		2,000	7,000
Minimum threshold that allows management company to be eligible for bonus																		6,600,000
The bonus percentage owed to the management company on the first million dollars earned																		2.00%
The bonus percentage owed to the management company on the second million dollars																		3.00%
The bonus percentage owed to the management company on the third million dollars earned																		5.00%
Maximum allowable bonus that can be paid to management company																		$ 100,000

SHORT TERM BANK CREDIT AND LONG TERM LOANS (Details)	Dec. 31, 2012 TAT Technologies Ltd [Member] USD ($)	Dec. 31, 2011 TAT Technologies Ltd [Member] USD ($)	Dec. 31, 2012 TAT Technologies Ltd [Member] Long-term loan One [Member] USD ($)	Dec. 31, 2011 TAT Technologies Ltd [Member] Long-term loan One [Member] USD ($)	May 31, 2011 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2012 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2011 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2010 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Nov. 06, 2012 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Nov. 07, 2011 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2009 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2008 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2012 TAT Technologies Ltd [Member] Long-term loan Three [Member] USD ($)	Dec. 31, 2011 TAT Technologies Ltd [Member] Long-term loan Three [Member] USD ($)	Dec. 31, 2011 Limco Piedmont Inc [Member] Line of Credit [Member] USD ($)	Dec. 31, 2012 Limco Piedmont Inc [Member] Line of Credit [Member] USD ($)	Sep. 07, 2011 Bental Industries Ltd. [Member] Long-term loan Three [Member] USD ($)	Sep. 07, 2011 Bental Industries Ltd. [Member] Long-term loan Three [Member] ILS	Dec. 31, 2012 Piedmont [Member] Line of Credit [Member] USD ($)	Dec. 31, 2011 Piedmont [Member] Line of Credit [Member] USD ($)	Dec. 31, 2011 Limco [Member] Line of Credit [Member] USD ($)
Debt Instrument [Line Items]
Total long-term loans	$ 3,670,000	$ 4,702,000	$ 523,000	$ 795,000		$ 2,477,000	$ 3,252,000						$ 670,000	$ 655,000
Less - current maturities			(290,000)	(282,000)		(1,594,000)							(670,000)
Total long-term loans, excluding current maturities	1,116,000	4,420,000
Interest rate, minimum						2.50%	2.50%	2.50%
Interest rate			5.25%	5.25%
Interest rate, maximum						3.50%	3.50%	3.50%
LIBOR spread													1.00%	1.00%	1.50%		1.00%	1.00%
Maturity date range, start			Jan 1, 2012	Jan 1, 2012		Jan 1, 2009	Jan 1, 2009
Maturity date range, end			Dec 31, 2014	Dec 31, 2014		Dec 31, 2014	Dec 31, 2014						Dec 31, 2013	Dec 31, 2013
Original amount of debt instrument								6,250,000			1,250,000	5,000,000					700,000	2,500,000
Currency of loan			NIS	NIS		USD	USD						NIS	NIS
Principal payment made on loan					750
Prepaid amount of principal balance on long-term loan									775,000	2,250,000
Principal payments due in 2013													2,554,000
Principal payments due in 2014													1,116,000
Line of credit, initiation date															Nov 15, 2011
Line of credit, expiration date															Aug 31, 2013
Line of credit, maximum borrowing capacity															10,000,000					5,000,000	5,000,000
Line of credit, amount outstanding															$ 4,340,000	$ 688,000			$ 32,000,000

LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAT Technologies Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Severance pay expenses for Israeli Companies calculated pursuant to Israeli Severance Pay Law	$ 501	$ 495	$ 425
Expected deposits to be made in the next fiscal year for severance and pension payment obligations	730
Severance payment expenses relating to contribution plans	109	43	253
Deposits made for severance payment obligations	292	313	281
2013	458
2014	211
2015	298
2016	299
2017	182
Thereafter (through 2021)	1,065
Total	2,513
Limco Piedmont Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
401(K) profit sharing plan contributions made by company	$ 209	$ 188	$ 167

COMMITMENTS AND CONTINGENT LIABILITIES (Commissions and Royalty Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAT Technologies Ltd [Member]
Commissions arrangements:
Commission expenses	$ 701	$ 626	$ 750
Royalty commitments:
Royalty expense	202	460	328
TAT Technologies Ltd [Member] | Minimum [Member]
Commissions arrangements:
Percentage rate paid to sales agents for marketing commissions	1.00%
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	9.00%
TAT Technologies Ltd [Member] | Maximum [Member]
Commissions arrangements:
Percentage rate paid to sales agents for marketing commissions	12.00%
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	17.00%
Limco Piedmont Inc [Member]
Royalty commitments:
Royalty expense	232	201	111
Limco Piedmont Inc [Member] | Minimum [Member]
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	3.00%
Royalties percentage rate for sales of additional products developed by third parties	1.50%
Limco Piedmont Inc [Member] | Maximum [Member]
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	5.00%
Royalties percentage rate for sales of additional products developed by third parties	10.00%
Bental Industries Ltd. [Member]
Royalty commitments:
Amount of royalty bearing grants due to the Chief Scientist	$ 86	$ 82
Bental Industries Ltd. [Member] | Minimum [Member]
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	2.00%
Bental Industries Ltd. [Member] | Maximum [Member]
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	3.50%

COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
TAT Technologies Ltd [Member]
Lease commitments:
Future minimum rental payments under non-cancelable operating leases, due 2013	$ 601,000
Future minimum rental payments under non-cancelable operating leases, due 2014	610,000
Future minimum rental payments under non-cancelable operating leases, due 2015	618,000
Future minimum rental payments under non-cancelable operating leases, due 2016	627,000
Future minimum rental payments under non-cancelable operating leases, due 2017	559,000
Total future minimum rental payments under non-cancelable operating leases	3,015,000
TAT Technologies Ltd [Member] | TAT Industries [Member]
Lease commitments:
Lease expenses	416,000	[1]	408,000	[1]	371,000	[1]
TAT Technologies Ltd [Member] | TAT Industries [Member] | Maximum [Member]
Lease commitments:
Lease expiration date	Dec 31, 2020
Limco Piedmont Inc [Member]
Lease commitments:
Lease expense	126,000		258,000		246,000
Limco Piedmont Inc [Member] | Minimum [Member]
Lease commitments:
Monthly rent payments owed on leased properties	3,500
Limco Piedmont Inc [Member] | Maximum [Member]
Lease commitments:
Monthly rent payments owed on leased properties	8,000
Lease expiration date	Dec 31, 2017
Bental Industries Ltd. [Member]
Lease commitments:
Annual rent payments owed to related party for use of plant	$ 50,000
Bental Industries Ltd. [Member] | Maximum [Member]
Lease commitments:
Lease expiration date	Dec 31, 2013

[1]	During 2000, TAT entered into a lease agreement with TAT Industries, pursuant to which the Company leases from TAT Industries approximately 344,000 square feet, including 90,000 square feet of manufacturing, office and storage space, for a period of 24 years and eleven months for an annual rental fee which is subject to revaluation every fifth year by a real estate appraiser, with an additional incremental payment of 2% per year. In 2010, following a revaluation by a real estate appraiser, the rental fee was increased to $400 per year with an additional incremental payment of 2% per year. The rental fee will be revaluated again in 2015 (the "Next Revaluation"). The Company's Audit Committee has reapproved the said agreement until the Next Revaluation.

COMMITMENTS AND CONTINGENT LIABILITIES (Legal Claims Contingencies) (Details) (Bental Industries Ltd. [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Legal claims contingencies
Damages being sought in litigation matter	$ 1,620	6,151

COMMITMENTS AND CONTINGENT LIABILITIES (Guarantees) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Guarantees:
Bank guarantee to secure liability to Israeli customs	$ 157
Limco Piedmont Inc [Member]
Guarantees:
Guarantee provided by Piedmont in respect of FAVS debt	4,600
Bental Industries Ltd. [Member]
Guarantees:
Maximum credit risk for bank guarantees to third parties, in the ordinary course of business, mainly in order to secure certain advances from customers	$ 97

COMMITMENTS AND CONTINGENT LIABILITIES (Covenants and Liens on Assets) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 TAT Technologies Ltd [Member] USD ($)	Dec. 31, 2011 TAT Technologies Ltd [Member] USD ($)	Dec. 31, 2012 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2011 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2012 Limco Piedmont Inc [Member] USD ($)	Aug. 20, 2012 Limco Piedmont Inc [Member] USD ($)	Dec. 31, 2011 Limco Piedmont Inc [Member] USD ($)	Dec. 31, 2012 Bental Industries Ltd. [Member] Long-term loan One [Member] USD ($)	Dec. 31, 2012 Bental Industries Ltd. [Member] Long-term loan One [Member] ILS	Dec. 31, 2011 Bental Industries Ltd. [Member] Long-term loan One [Member] USD ($)	Dec. 31, 2011 Bental Industries Ltd. [Member] Long-term loan One [Member] ILS	Dec. 31, 2012 Bental Industries Ltd. [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2012 Bental Industries Ltd. [Member] Long-term loan Two [Member] ILS	Dec. 31, 2011 Bental Industries Ltd. [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2011 Bental Industries Ltd. [Member] Long-term loan Two [Member] ILS
Covenants And Liens On Assets [Line Items]
Minimum tangible net worth required by line of credit covenants					$ 51,500	$ 49,500
Actual tangible net worth for the period					51,533		53,879
Maximum leverage ratio required by line of credit covenants					1
Actual maximum leverage ratio for the period					0.18		0.25
Minimum net financial assets required by line of credit covenants					10,000
Actual net financial assets for the period					20,667		24,554
Total long-term loans	3,670	4,702	2,477					523
Restricted deposits			350		2,300
Minimum shareholders' equity required by secured bank loan covenants			30,000									6,550	25,000
Minimum shareholders' equity to total assets ratio required by secured bank loan covenants			30.00%									50.00%	50.00%
Actual shareholders' equity for the period	82,233	86,370	82,233	86,370								9,335	34,800	9,300	35,500
Actual shareholders' equity to total assets ratio for the period			76.00%	75.00%								70.00%	70.00%	68.00%	68.00%
Minimum net debt to the operational profit ratio required by the secured bank loan covenants												4	4
Actual net debt to the operational profit ratio for the period														1.1	1.1
The minimum of TAT's holding interest in Bental as required by secured bank loan covenants			70.00%
Maximum EBITDA ratio required by the secured bank loan covenants								3	3
Actual EBITDA ratio for the period								(2.4)	(2.4)	2.1	2.1
Minimum tangible shareholders' equity required under secured bank loan covenants								5,300	20,000
Minimum tangible shareholders' equity to total assets ratio required by secured bank loan covenants								30.00%	30.00%
Actual tangible shareholders' equity for the period								$ 9,335	34,800	$ 9,300	35,500
Actual tangible shareholders' equity to total assets ratio for the period								70.00%	70.00%	69.00%	69.00%

SHAREHOLDERS' EQUITY (Narrative) (Details) (TAT Technologies Ltd [Member]) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2012	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Apr. 22, 2012 USD ($)	Apr. 22, 2012 ILS
Shareholders Equity [Line Items]
Cash dividend paid		$ 2,500	9,400
Cash dividend declared, value per share						$ 0.283	1.065
Cash dividend declared, declaration date	Apr 22, 2012
Cash dividend declared, record date	May 3, 2012
Cash dividend declared, payment date	May 17, 2012

SHAREHOLDERS' EQUITY (Treasury Purchase Plan) (Details) (TAT Technologies Ltd [Member], USD $)	12 Months Ended			6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 21, 2012 Treasury Purchase Plan One [Member]
Equity, Class of Treasury Stock [Line Items]
Value of shares authorized to be repurchased				$ 500,000
Total consideration paid for shares repurchased	$ (70,000)			$ (70,000)
Shares repurchased during period, average cost per share				$ 4.29
The maximum percentage of the Company's share capital repurchased under the plan				0.10%
Balance, shares	9,073,043	9,073,043	9,073,043
Purchase of treasury shares				16,433
Balance, shares	9,073,043	9,073,043	9,073,043

SHAREHOLDERS' EQUITY (Stock Option Plans TAT Technology) (Details) (TAT Technologies Ltd [Member])	12 Months Ended			1 Months Ended				1 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2012 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Aug. 31, 2008 Chief Executive Officer [Member]	Aug. 14, 2008 Chief Executive Officer [Member]	Aug. 31, 2008 Chief Executive Officer Series A [Member] USD ($)	Aug. 14, 2008 Chief Executive Officer Series A [Member] USD ($)	Aug. 14, 2008 Chief Executive Officer Series A [Member] ILS	Aug. 31, 2008 Chief Executive Officer Series B [Member] USD ($)	Aug. 14, 2008 Chief Executive Officer Series B [Member] USD ($)	Aug. 31, 2008 Chief Executive Officer Series C [Member] USD ($)	Aug. 14, 2008 Chief Executive Officer Series C [Member] USD ($)	Oct. 31, 2012 Senior Executives and Certain Board Of Directors [Member]	Jun. 30, 2012 Senior Executives and Certain Board Of Directors [Member]	Dec. 31, 2012 Senior Executives and Certain Board Of Directors [Member]	Jun. 28, 2012 Senior Executives and Certain Board Of Directors [Member] USD ($)	Jun. 28, 2012 Senior Executives and Certain Board Of Directors [Member] ILS	Dec. 31, 2012 Senior Executives and Certain Board Of Directors [Member] Minimum [Member]	Dec. 31, 2012 Senior Executives and Certain Board Of Directors [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan							65,477		21,826	21,826		21,826		21,825				380,000	380,000
Vesting period for plan						3 years										3 years
Ordinary shares, par value per share	$ 0.9	$ 0.9								0.9		$ 0.9		$ 0.9					0.9
Exercise price									$ 6.15			$ 6.15		$ 6.15				$ 6.5
Expected volatility								60.05%			55.96%		54.57%							41.57%	43.40%
Expected life of option, years								3 years 3 months			4 years 3 months		5 years 3 months							2 years 2 months 23 days	3 years 2 months 23 days
Average risk-free interest rate								2.72%			2.94%		3.15%							0.23%	0.32%
Expected dividend yield								0.00%			0.00%		0.00%				9.80%
Number of options
Options, beginning	43,652	65,477	65,477
Options, Granted	330,000														330,000
Options, Expired	(43,652)			(43,652)
Options, Forfeited	(45,000)	(21,825)			(21,825)										(45,000)
Options, ending	285,000	43,652	65,477
Exercisable at end of year		43,652	21,826
Weighted average exercise price
Options, beginning	$ 6.15	$ 6.15	$ 6.15
Options, Granted	$ 6.5
Options, Expired	$ 6.15
Options, Forfeited	$ 6.5	$ 6.15
Options, ending	$ 6.5	$ 6.15	$ 6.15
Exercisable at end of year		$ 6.15	$ 6.15
Weighted-average grant-date fair value of options granted	$ 0.19							$ 2.69			$ 2.9		$ 3.15
Plan compensation expense	$ 8,000	$ (37,000)	$ 49,000
Unrecognized compensation cost related to non-vested stock options	$ 19,400
Unrecognized compensation weighted average period of recognition, years	1 year 5 months 9 days
Period in which equity exceeds threshold																4 years

TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAT Technologies Ltd [Member]
Income Taxes Line Items
Period of tax benefit for approved enterprise, maximum					7 years
Preferred Income tax rate not within Development Zone A		12.00%	12.50%	12.50%	15.00%
Period of tax benefit for approved enterprise, commencement of production, maximum					12 years
Period of tax beneift for approved enterprise, since date of approval, maximum.					14 years
Tax exempt period for income, approved enterprise					2 years
Preferred Income tax rate for Development Zone A		6.00%	7.00%	7.00%	10.00%
Special Preferred Enterprise income tax rate for Development Zone A					5.00%
Special Preferred Enterprise tax rate not within Development Zone A					8.00%
The period of Special Preferred Enterprise tax rates apply					10 years
Maximum tax rate on dividends distributed from Preferred Income.					15.00%
Statutory tax rate in Israel					25.00%	24.00%	25.00%
Amended provision (benefit) at domestic statutory rate	18.00%	20.00%	21.00%	22.00%	23.00%
Statutory tax rate changes					25.00%
U.S. subsidiaries tax rate, federal and state					38.00%	38.00%	38.00%
Accumulated tax exempt income					$ 9,000
TAT Technologies Ltd [Member] | Maximum [Member]
Income Taxes Line Items
Tax rate on transactions					25.00%
Tat Technologies Ltd and Bental Industries Ltd [Member]
Income Taxes Line Items
Tax rate on transactions					25.00%

TAXES ON INCOME (Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAT Technologies Ltd [Member]
Income Taxes [Line Items]
Income / (Loss) before Income Taxes	$ 4,070	$ (1,730)	$ (6,906)
Statutory tax rate in Israel	25.00%	24.00%	25.00%
Theoretical taxes on income (tax benefit)	1,018	(415)	(1,726)
Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	434	(86)	(1,118)
Reduced tax rate on income derived from "Preferred Enterprises" plans	(114)	177
Exempt income	(4)	(10)
Permanent differences	387	(36)
Valuation allowance	499
Deferred taxes on impairment of share in affiliated company			(1,332)
Tax in respect of prior years	(83)	(80)	(50)
Non-deductible expenses	(51)	134	73
Taxes on income (tax benefit) as reported in the statements of income (loss)	$ 2,086	$ (316)	$ (4,153)

TAXES ON INCOME (Schedule of Income (Loss) from Continuing Operations Before Income Tax Domestic and Foreign) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAT Technologies Ltd [Member]
Income Taxes [Line Items]
Domestic (Israel)	$ 837	$ 964	$ 2,766
Foreign (United States)	3,233	(2,694)	(9,672)
Loss before taxes on income	$ 4,070	$ (1,730)	$ (6,906)

TAXES ON INCOME (Schedule of Components of Income Tax Provision) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAT Technologies Ltd [Member]
Current:
Domestic (Israel)	$ 282	$ 371	$ 570
Foreign (United States)	287	213	(611)
Total current	569	584	(41)
Deferred:
Domestic (Israel)	119	218	46
Foreign (United States)	1,481	(1,038)	(4,108)
Total deferred	1,600	(820)	(4,062)
Previous Years:
Domestic (Israel)	(45)	(126)	(50)
Foreign (United States)	(38)	46
Total previous years	(83)	(80)	(50)
Taxes on income (tax benefit) as reported in the statements of income (loss)	$ 2,086	$ (316)	$ (4,153)

TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
TAT Technologies Ltd [Member]
Deferred tax assets (liabilities):
Allowance for doubtful accounts	$ 133	$ 73
Unrealized gains	131	138
Provisions for employee benefits	270	227
Inventory	1,171	1,939
Other temporary differences	417	187
Deferred tax assets - short-term- other accounts receivables	2,122	2,564
Goodwill and intangible assets	884	1,273
Property, plant and equipment	707	762
Provisions for employee benefits and other temporary differences	64	70
Tax credits carryforward	274	106
Capital and state tax losses carryforward	1,823	184
Net operating losses carryforward	606	1,458
Deferred tax assets, before valuation allowance - Long-term	4,358	3,853
Valuation allowance	(1,823)	(184)	(200)
Deferred tax assets, net - Long-term	2,535	3,669
Other temporary differences Deferred tax Liabilities - Short-term- other accounts payable	(126)	(179)
Property, plant and equipment and intangible assets	(1,457)	(1,388)
Other	(33)	(25)
Deferred tax Liabilities - Long-term	$ (1,490)	$ (1,413)

TAXES ON INCOME (Schedule of Changes in Valuation Allowance) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Valuation Allowance
Balance	$ 184	$ 200
Addition charged to expenses (Deductions)	1,639	(16)	200
Balance	1,823	184	200
Investments in Foreign Subsidiaries and Foreign Corporate Joint Ventures that are Essentially Permanent in Duration [Member]
Changes in Valuation Allowance
Undistributed earnings of foreign subsidiaries	12,000
The amount of deferred tax liability that would be recorded if foreign earnings were distributed by cash dividend	3,000
Tax rate on recognized foreign earnings dividends	25.00%
Approved Enterprise [Member]
Changes in Valuation Allowance
Undistributed earnings of foreign subsidiaries	9,000
The amount of deferred tax liability that would be recorded if foreign earnings were distributed by cash dividend	$ 2,250
Tax rate on transactions	25.00%

TAXES ON INCOME (Reconciliation of the Amount of Unrecognized Tax Benefits) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAT Technologies Ltd [Member]
Income Taxes [Line Items]
Unrecognized tax benefits, beginning	$ 86	$ 84
Additions for tax positions of prior years			84
Exchange rate differences	(2)	2
Unrecognized tax benefits, ending	$ 84	$ 86	$ 84

SEGMENT INFORMATION (Schedule of Operating Income By Segment) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Sale of products and services	$ 87,922	$ 85,397	$ 79,755
Intersegment revenues
Total revenues	87,922	85,397	79,755
Cost of revenues	66,232	66,219	61,188
Write down of inventory and impairment charges of long lived assets		5,763	3,500
Gross profit	21,340	13,415	15,067
Research and development, net	1,152	786	651
Selling and marketing expenses	3,426	3,439	3,475
General and administrative expenses	11,487	10,949	12,832
Impairment of goodwill and other intangible assets	1,015		4,704
Other expense (income)	9	(169)
Operating income (loss)	4,251	(1,590)	(6,595)
Financial income (expenses), net	(181)	(380)	(111)
Other expenses			(200)
Income (loss) before taxes on income	4,070	(1,730)	(6,906)
OEM of Heat Management Solutions [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Sale of products and services	27,944	25,993	26,012
Intersegment revenues	3,088	4,027	3,639
Total revenues	31,032	30,020	29,651
Cost of revenues	23,105	22,660	22,425
Write down of inventory and impairment charges of long lived assets
Gross profit	7,927	7,360	7,226
Research and development, net	581	455	274
Selling and marketing expenses	1,476	1,203	1,186
General and administrative expenses	3,530	3,787	3,598
Impairment of goodwill and other intangible assets
Other expense (income)	(13)	(190)
Operating income (loss)	2,353	2,105	2,168
Financial income (expenses), net
Other expenses
OEM - Electric Motion Systems [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Sale of products and services	10,007	11,658	13,046
Intersegment revenues
Total revenues	10,007	11,658	13,046
Cost of revenues	8,043	9,388	10,092
Write down of inventory and impairment charges of long lived assets		298
Gross profit	1,964	1,972	2,954
Research and development, net	157	331	377
Selling and marketing expenses	527	619	526
General and administrative expenses	1,377	1,501	1,572
Impairment of goodwill and other intangible assets	1,015
Other expense (income)	22	21
Operating income (loss)	(1,134)	(500)	479
Financial income (expenses), net
Other expenses
Heat Transfer Services and Products [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Sale of products and services	27,529	27,600	24,365
Intersegment revenues	180	3	104
Total revenues	27,709	27,603	24,469
Cost of revenues	19,671	20,173	18,005
Write down of inventory and impairment charges of long lived assets
Gross profit	8,038	7,430	6,464
Research and development, net	414
Selling and marketing expenses	1,049	1,026	1,014
General and administrative expenses	3,270	3,035	2,649
Impairment of goodwill and other intangible assets			456
Other expense (income)
Operating income (loss)	3,305	3,369	2,345
Financial income (expenses), net
Other expenses
MRO services for Aviation Components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Sale of products and services	22,442	20,146	16,332
Intersegment revenues
Total revenues	22,442	20,146	16,332
Cost of revenues	19,044	17,882	14,631
Write down of inventory and impairment charges of long lived assets		5,465	3,500
Gross profit	3,398	(3,201)	(1,799)
Research and development, net
Selling and marketing expenses	374	591	749
General and administrative expenses	3,310	2,626	5,013
Impairment of goodwill and other intangible assets			4,248
Other expense (income)
Operating income (loss)	(286)	(6,418)	(11,809)
Financial income (expenses), net
Other expenses
Amounts not allocated to segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Sale of products and services
Intersegment revenues
Total revenues
Cost of revenues
Write down of inventory and impairment charges of long lived assets
Gross profit
Research and development, net
Selling and marketing expenses
General and administrative expenses
Impairment of goodwill and other intangible assets
Other expense (income)
Operating income (loss)
Financial income (expenses), net	(181)	(380)	(111)
Other expenses			(200)
Elimination from inter companies sale [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Sale of products and services
Intersegment revenues	(3,268)	(4,030)	(3,743)
Total revenues	(3,268)	(4,030)	(3,743)
Cost of revenues	(3,281)	(3,884)	(3,965)
Write down of inventory and impairment charges of long lived assets
Gross profit	13	(146)	222
Research and development, net
Selling and marketing expenses
General and administrative expenses
Impairment of goodwill and other intangible assets
Other expense (income)
Operating income (loss)	13	(146)	222
Financial income (expenses), net
Other expenses

SEGMENT INFORMATION (Schedule of Assets By Segment) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 107,511	$ 115,318	$ 121,427
Depreciation and amortization	2,403	3,271	3,382
Expenditure for segment assets	2,394	3,305	3,086
Goodwill		1,042	1,156
OEM of Heat Management Solutions [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	34,162	33,972	36,949
Depreciation and amortization	973	1,137	1,220
Expenditure for segment assets	1,047	924	739
Goodwill
OEM - Electric Motion Systems [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	12,707	13,941	17,501
Depreciation and amortization	498	655	671
Expenditure for segment assets	247	352	826
Goodwill		1,042	1,156
Heat Transfer Services and Products [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	26,469	27,242	21,559
Depreciation and amortization	735	758	704
Expenditure for segment assets	756	638	625
Goodwill
MRO services for Aviation Components [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	17,819	20,380	23,588
Depreciation and amortization	197	721	787
Expenditure for segment assets	344	1,393	896
Goodwill
Amounts not allocated to segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	16,354	19,783	21,830
Depreciation and amortization
Expenditure for segment assets
Goodwill

ENTITY-WIDE DISCLOSURE (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sales of products	$ 46,270	$ 47,508	$ 38,954
Total revenues - services	41,652	37,889	40,801
Long-lived assets - sale of products	8,417	8,528	9,103
Long-lived assets - service revenues	4,493	4,325	5,340
Number of customers accounting for more than 10% of total net revenue
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sales of products	18,043	18,945	23,223
Total revenues - services	468	384	410
Long-lived assets - sale of products	8,417	8,528	9,103
Long-lived assets - service revenues
Unites States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sales of products	17,023	20,975	7,193
Total revenues - services	25,648	24,029	25,582
Long-lived assets - sale of products
Long-lived assets - service revenues	4,493	4,325	5,340
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sales of products	4,604	3,264	2,971
Long-lived assets - sale of products
Netherland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - services	3,303	4,378	3,750
Long-lived assets - service revenues
Rest of Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sales of products	2,402	2,784	2,596
Total revenues - services	4,624	3,875	4,823
Long-lived assets - sale of products
Long-lived assets - service revenues
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sales of products	4,198	1,540	2,971
Total revenues - services	7,609	5,223	6,236
Long-lived assets - sale of products
Long-lived assets - service revenues

SELECTED STATEMENTS OF INCOME DATA (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAT Technologies Ltd [Member]
Financial income:
Foreign currency gains	$ 1,301	$ 1,168	$ 1,102
Derivatives	399	352	149
Interest income	348	308	319
Total financial income	2,048	1,828	1,570
Financial expenses:
Bank charges	(84)	(84)	(177)
Interest on short-term loans	(98)	(98)	(78)
Interest on long-term loans	(185)	(210)	(211)
Foreign currency losses	(1,433)	(1,159)	(1,215)
Derivatives	(321)	(642)
Others	(108)	(15)
Total financial expenses	(2,229)	(2,208)	(1,681)
Financial income (expenses), net	$ (181)	$ (380)	$ (111)

SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warranty provision [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	$ 288	$ 341	$ 401
Additions	196	169	112
Write-offs, net of recoveries	(208)	(222)	(172)
Balance, ending	276	288	341
Inventory Reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	6,589	4,716	2,309
Additions	649	2,717	3,997
Write-offs, net of recoveries	(669)	(844)	(1,590)
Balance, ending	6,569	6,589	4,716
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	190	2,419	2,360
Additions	258	31	259
Write-offs, net of recoveries	(72)	(2,260)	(200)
Balance, ending	$ 376	$ 190	$ 2,419